UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-09235
                                                    -----------

                       First Defined Portfolio Fund, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: December 31, 2012
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



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                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                      FOR THE YEAR ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                               DECEMBER 31, 2012

Shareholder Letter...........................................................  1
Market Overview..............................................................  2
Performance Summary and Portfolio Components.................................  4
Understanding Your Fund Expenses............................................. 20
Portfolio of Investments..................................................... 21
Statements of Assets and Liabilities......................................... 44
Statements of Operations..................................................... 46
Statements of Changes in Net Assets.......................................... 48
Statements of Changes in Net Assets - Membership Interest Activity........... 50
Financial Highlights......................................................... 52
Notes to Financial Statements................................................ 60
Report of Independent Registered Public Accounting Firm...................... 66
Additional Information....................................................... 67
Board of Trustees and Officers............................................... 68
Privacy Policy............................................................... 70

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Defined Portfolio Fund, LLC (the "Registrant") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Portfolio (individually called a "Portfolio" and collectively the "Portfolios") of the Registrant will achieve its investment objective. Each Portfolio is subject to market risk, which is the possibility that the market values of securities owned by the Portfolio will decline and that the value of the Portfolio shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Portfolios. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Portfolios.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Membership Interests, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Portfolio and presents data and analysis that provide insight into each Portfolio's performance and investment approach.

By reading the market overview and discussion of each Portfolio's performance by First Trust, the Registrant's investment advisor, you may obtain an understanding of how the market environment affected its performance. The statistical information that follows may help you understand a Portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Portfolios are spelled out in the prospectus, the statement of additional information, this report and other regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2012


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Defined Portfolio Fund, LLC.

The report you hold contains detailed information about the eight portfolios in the First Defined Portfolio Fund, LLC (the "Registrant") over the twelve months ended December 31, 2012. It contains a market overview and a performance analysis for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise and offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to 2013 and to the next edition of your Registrant's report.

Sincerely,

/a/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Defined Portfolio Fund, LLC and Chief Executive Officer of First Trust Advisors L.P.

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                                MARKET OVERVIEW
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                               DECEMBER 31, 2012

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 22 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC and WBBM Radio and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

The U.S. economy continued to grow at around a 2% annual clip during 2012. The Federal Reserve has injected trillions of dollars of stimulus into the economy since the start of the financial crisis. It has already helped stabilize the commercial and residential real estate markets in the U.S. by artificially keeping interest rates at or near historically low levels. While we continue to see job creation on a monthly basis, the number of new jobs created, 158,000 per month on average in 2012, is at least 100,000 below the low end of the desired target. We believe a good amount of the stimulus is simply sitting idle waiting to be put to work. Some smart policy making out of Washington, D.C. early in 2013 could inspire a real boost in economic activity, in our opinion.

Should economic growth in the U.S. accelerate at some point in response to the abundance of stimulus from the Federal Reserve, interest rates could quickly begin to rise off their artificially low levels, in our opinion. While that would naturally impede total returns in the bond market, it should benefit the relative performance of equities. Data from Standard & Poor's revealed that, since 1953, U.S. stocks actually posted their best returns when the yield on the 10-year T-note rose to around 4.0%, according to Businessweek. The S&P 500 gained an average of 1.7% per month during periods when yields climbed to a range of 3.0% to 4.0%. Stock prices usually retrench when the yield on the 10-year T-note tops 6.0%. Sam Stovall, S&P's chief equity strategist, defined this "sweet spot" as a period where growth in the economy reduces unemployment, increases corporate earnings, but does not trigger growth-slowing efforts by the Federal Reserve.

U.S. STOCKS AND BONDS

All of the major U.S. stock indices posted double-digit total returns in 2012. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were up 16.00%, 17.86%, and 16.32%, respectively, according to Bloomberg. All 10 major sectors in the S&P 500 posted gains in 2012. The top-performing sector was financials, up 28.92%, as measured by the S&P 500 Financials Index. The sector with the poorest showing was utilities, up 1.31%, as measured by the S&P 500 Utilities Index. Volatility was down in 2012. The VIX Index averaged 17.82, markedly below its 10-year average of 20.95. The 2013 estimated earnings growth rates for the S&P 500, S&P 400 and S&P 600 are 13.77%, 19.85% and 32.17%,
respectively.

The S&P 500 did not post a single closing price value in 2012 that was below its 2011 year-end close of 1257.60, according to Bespoke Investment Group. In other words, the index was up, on a year-to-date basis, every trading day of 2012. Since 1928, only eight other calendar years (1943, 1951, 1958, 1964, 1967, 1975,
1976 & 1979) accomplished this feat. The S&P 500's average price-only return for these nine years (including 2012) was 20.37%, according to Bespoke. The index was up 13.41% (price-only) in 2012. With respect to the previous eight occasions, the average price-only return for the following year was 10.52%. The S&P 500 was up 2.54% its first trading day of 2013.

In the U.S. bond market, the top-performing major debt group in 2012 was high-yield corporate bonds. The Barclays Capital U.S. Corporate High Yield Index posted a total return of 15.81%. The next closest domestic category was municipal bonds, up 11.26%, as measured by the Barclays Capital Municipal Bond:
Long Bond (22+) Index. The Barclays Capital U.S. Treasury: Intermediate Index posted the weakest return, up 1.71%.

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                         MARKET OVERVIEW - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                               DECEMBER 31, 2012



FOREIGN STOCKS AND BONDS

Riskier asset classes outperformed overseas in 2012. The Barclays Capital Global Emerging Markets Index of debt securities rose 18.14% (USD), compared to 4.32%
(USD) for the Barclays Capital Global Aggregate Index of higher-quality debt. The MSCI Emerging Markets Index posted a total return of 18.22% (USD), compared to 16.83% (USD) for the MSCI World Index (excluding the U.S.). The U.S. dollar provided little influence on returns from investments overseas for U.S. investors by declining 0.5% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


TARGET MANAGED VIP PORTFOLIO

Over the twelve months ended December 31, 2012, the Target Managed VIP Portfolio posted a total return of 13.02% versus 16.41% for the Russell 3000(R) Index over the same period. The Net Asset Value ("NAV") increased from $9.37 to $10.59 during the period.

Of the Portfolio's 122 stocks, 91 advanced and 31 declined over the period. The top three performing stocks, by contribution to return, were Home Depot, Inc.
(HD), Apple, Inc. (AAPL) and Gilead Sciences, Inc. (GILD). The worst-performing stocks, by contribution to return, were Intel Corp. (INTC), Royal KPN N.V., ADR (KKPNY) and Apollo Group, Inc., Class A (APOL).

The Portfolio underperformed its benchmark primarily due to stock selection in the telecommunication and information technology sectors. Performance was further impacted by an underweight in the financial sector which was the best-performing sector in the benchmark. The Portfolio was also overweight the information technology sector, which lagged the benchmark. The Portfolio benefited from positive stock selection in the health care and energy sectors. An overweight in consumer discretionary was also beneficial as the sector was a top performer in the benchmark.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2002-Dec. 31, 2012

                 Target Managed VIP     Dow Jones Industrial    Russell 3000(R)
                   Portfolio (a)            Avg.(SM)(b)            Index (c)
Dec. 02                10000                   10000                 10000
Dec. 03                13493                   12829                 13106
Dec. 04                15147                   13509                 14673
Dec. 05                16244                   13741                 15576
Dec. 06                18114                   16358                 18038
Dec. 07                19830                   17811                 18984
Dec. 08                10943                   12125                 11903
Dec. 09                12364                   14875                 15278
Dec. 10                14729                   16966                 17865
Dec. 11                14482                   18389                 18048
Dec. 12                16368                   20272                 21010
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                 PERIODS ENDED DEC. 31, 2012

                                                1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                 INCEPTION      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                   DATE      TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
-------------------------------------------------------------------------------------------------------------
Target Managed VIP Portfolio (a)  10/6/99       13.02%         -3.76%            5.05%             0.43%
Dow Jones Industrial Avg.(SM) (b)               10.24%          2.62%            7.31%             4.05%
Russell 3000(R) Index (c)                       16.41%          2.04%            7.69%             3.22%
-------------------------------------------------------------------------------------------------------------


(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Dow(R) Target 5 Portfolio to the Target Managed VIP Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


TARGET MANAGED VIP PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Intel Corp.                               6.0%
Chevron Corp.                             5.5
Apple, Inc.                               5.0
Home Depot (The), Inc.                    4.5
Walt Disney (The) Co.                     4.0
Microsoft Corp.                           3.9
Pfizer, Inc.                              3.5
Exxon Mobil Corp.                         3.1
Gilead Sciences, Inc.                     2.4
BCE, Inc.                                 2.4
----------------------------------------------
                               Total     40.3%
                                         =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                   24.4%
Consumer Discretionary                   18.9
Health Care                              11.8
Energy                                   11.6
Financials                                8.8
Telecommunication Services                8.6
Utilities                                 5.9
Industrials                               4.5
Consumer Staples                          3.9
Materials                                 1.6
----------------------------------------------
                               Total    100.0%
                                        ======

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


THE DOW(R) DART 10 PORTFOLIO

Over the twelve months ended December 31, 2012, The Dow(R) DART 10 Portfolio posted a total return of 10.74% versus 10.24% for the Dow Jones Industrial Average(SM) over the same period. The Net Asset Value ("NAV") increased from $10.89 to $12.06 during the period.

Of the Portfolio's 10 stocks, 8 advanced and 2 declined over the period. The top three performing stocks, by contribution to return, were Home Depot, Inc. (HD), Walt Disney Co. (DIS) and JPMorgan Chase & Co. (JPM). The worst-performing stocks, by contribution to return, were Hewlett-Packard Co. (HPQ), Intel Corp.
(INTC), and Exxon Mobil Corp. (XOM).

Three stocks drove performance for the year and were the primary reason the Portfolio outperformed the benchmark. The leading stocks were Home Depot Inc.
(HD), up 50%, Walt Disney Co. (DIS), up 22% and JPMorgan Chase & Co. (JPM), up 29%. Hewlett-Packard (HPQ) was the largest detractor from performance. HPQ was down 43% as the company struggled to grow revenues as it restructures.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2002-Dec. 31, 2012

                       The Dow(R) DART 10               Dow Jones Industrial
                           Portfolio                        Avg.(SM)(a)
Dec. 02                      10000                             10000
Dec. 03                      11991                             12829
Dec. 04                      12450                             13509
Dec. 05                      12049                             13741
Dec. 06                      15129                             16358
Dec. 07                      15229                             17811
Dec. 08                      10888                             12125
Dec. 09                      12407                             14875
Dec. 10                      14484                             16966
Dec. 11                      15602                             18389
Dec. 12                      17278                             20272
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                   PERIODS ENDED DEC. 31, 2012

                                                  1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                   INCEPTION      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                     DATE      TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
---------------------------------------------------------------------------------------------------------------
The Dow(R) DART 10 Portfolio        10/6/99       10.74%          2.56%            5.62%             1.42%
Dow Jones Industrial Avg.(SM) (a)                 10.24%          2.62%            7.31%             4.05%
---------------------------------------------------------------------------------------------------------------


(a) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


THE DOW(R) DART 10 PORTFOLIO - (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Home Depot (The), Inc.                   13.3%
Walt Disney (The) Co.                    12.0
JPMorgan Chase & Co.                     11.9
Travelers (The) Cos., Inc.               10.9
Pfizer, Inc.                             10.5
Wal-Mart Stores, Inc.                    10.3
International Business Machines Corp.     9.3
Exxon Mobil Corp.                         9.2
Intel Corp.                               7.6
Hewlett-Packard Co.                       5.0
----------------------------------------------
                                 Total  100.0%
                                        ======

----------------------------------------------
                                    % OF TOTAL
 SECTOR                            INVESTMENTS
----------------------------------------------
Consumer Discretionary                   25.3%
Financials                               22.8
Information Technology                   22.0
Health Care                              10.4
Consumer Staples                         10.3
Energy                                    9.2
----------------------------------------------
                                 Total  100.0%
                                        ======

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


THE DOW(R) TARGET DIVIDEND PORTFOLIO

Over the twelve months ended December 31, 2012, The Dow(R) Target Dividend Portfolio posted a total return of 5.57% versus 10.84% for the Dow Jones U.S. Select Dividend Index(SM) over the same period. The Net Asset Value ("NAV") increased from $9.88 to $10.43 during the period.

Of the Portfolio's 20 stocks, 14 advanced and 6 declined over the period. The top three performing stocks, by contribution to return, were Sempra Energy
(SRE), MeadWestvaco Corp. (MWV) and Northrop Grumman Corp. (NOC). The worst-performing stocks, by contribution to return, were R.R. Donnelley & Sons Co. (RRD), First Niagara Financial Group, Inc. (FNFG) and FirstMerit Corp.
(FMER).

The Portfolio underperformed the benchmark primarily because of stock selection in the financial, industrial and materials sectors. While materials was the best-performing sector in the benchmark and the Portfolio was overweight, poor stock selection led to a negative contribution from the sector. The three stocks that were selected in the sector all underperformed the benchmark sector which had a nearly 30% return. The three stocks were Commercial Metals (CMC) which had an 11% return, Olin Corp (OLN) which had a 12% return and MeadWestvaco Corp.
(MWV) which was up 23%. The utilities sector helped mitigate some of the underperformance with a positive selection effect.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           May 2, 2005-Dec. 31, 2012

             The Dow Target            Dow Jones U.S. Select         S&P 500(R)
           Dividend Portfolio          Dividend Index(SM)(a)         Index (b)
May 05           10000                         10000                   10000
Dec. 05           9870                         10529                   10879
Dec. 06          11660                         12587                   12598
Dec. 07          11790                         11938                   13290
Dec. 08           7010                          8240                    8373
Dec. 09           8000                          9157                   10589
Dec. 10           9321                         10835                   12184
Dec. 11           9881                         12180                   12441
Dec. 12          10432                         13501                   14432
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                 PERIODS ENDED DEC. 31, 2012

                                                                1 YEAR           5 YEAR       SINCE INCEPTION
                                               INCEPTION        ANNUAL       AVERAGE ANNUAL   AVERAGE ANNUAL
                                                 DATE        TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
-------------------------------------------------------------------------------------------------------------
The Dow(R) Target Dividend Portfolio             5/2/05          5.57%          -2.42%             0.55%
Dow Jones U.S. Select Dividend Index(SM) (a)                    10.84%           2.49%             3.99%
S&P 500(R) Index (b)                                            16.00%           1.66%             4.91%
-------------------------------------------------------------------------------------------------------------


(a) The Dow Jones U.S. Select Dividend Index(SM) is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index. (The index reflects no deduction for fees, expenses or taxes).

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


THE DOW(R) TARGET DIVIDEND PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Sempre Energy                             6.3%
Pfizer, Inc.                              5.6
BB&T Corp.                                5.6
Northrop Grumman Corp.                    5.6
Olin Corp.                                5.3
DTE Energy Co.                            5.3
Astoria Financial Corp.                   5.3
Commercial Metals Co.                     5.3
Republic Services, Inc.                   5.2
MeadWestvaco Corp.                        5.2
----------------------------------------------
                                 Total   54.7%
                                         =====

----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Utilities                                30.5%
Financials                               29.0
Materials                                15.8
Industrials                              14.2
Health Care                               5.6
Energy                                    4.9
----------------------------------------------
                                 Total  100.0%
                                        ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


GLOBAL DIVIDEND TARGET 15 PORTFOLIO

Over the twelve months ended December 31, 2012, the Global Dividend Target 15 Portfolio posted a total return of 25.37% versus 15.83% for the Morgan Stanley Capital International Developed Markets World Index over the same period. The Net Asset Value ("NAV") increased from $19.63 to $24.61 during the period.

Of the Portfolio's 15 stocks, 12 advanced and 3 declined over the period. The top three performing stocks, by contribution to return, were New World Development Co., Ltd. (17 HK), Logica PLC (LOG LN) and Ladbrokes PLC (LAD LN). The worst-performing stocks, by contribution to return, were Man Group PLC (EMG
LN), Intel Corp. (INTC) and Vodafone Group PLC (VOD LN).

The Portfolio outperformed its benchmark for the year. Three stocks drove performance: New World Development, Ltd. (17 HK) was up over 87%, Logica PLC (LOG LN) was up over 56% and Ladbrokes PLC (LAD LN) was up over 61%. Some of the outperformance was mitigated by two companies which had negative returns for the year: Man Group PLC (EMG LN) had a -22% return and Intel Corp. (INTC) had a -12% return. The five Hong Kong companies led the way with an average 36% return, while the five U.K. companies had an average 25% return and the five U.S. companies had an average 10% return.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2002-Dec. 31, 2012

                         Global Dividend                 MSCI Developed Markets
                     Target 15 Portfolio (a)                World Index (b)
Dec. 02                       10000                              10000
Dec. 03                       13410                              13311
Dec. 04                       16820                              15720
Dec. 05                       18532                              16719
Dec. 06                       25655                              20073
Dec. 07                       29078                              21887
Dec. 08                       16638                              12976
Dec. 09                       23472                              16868
Dec. 10                       25753                              18852
Dec. 11                       23824                              17808
Dec. 12                       29869                              20627
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                         PERIODS ENDED DEC. 31, 2012

                                                         1 YEAR          5 YEAR         10 YEAR       SINCE INCEPTION
                                          INCEPTION      ANNUAL      AVERAGE ANNUAL  AVERAGE ANNUAL   AVERAGE ANNUAL
                                            DATE      TOTAL RETURN    TOTAL RETURN    TOTAL RETURN     TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio (a)    10/6/99       25.37%          0.54%           11.56%            7.04%
MSCI Developed Markets World Index (b)                   15.83%         -1.18%            7.50%            2.36%
---------------------------------------------------------------------------------------------------------------------


(a) Effective May 2, 2005, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

(b) The Morgan Stanley Capital International Developed Markets World Index ("MSCI Developed Markets World Index") is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.-

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


GLOBAL DIVIDEND TARGET 15 PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
New World Development Co., Ltd.          11.7%
Ladbrokes PLC                             9.8
RSA Insurance Group PLC                   7.6
COSCO Pacific Ltd.                        7.5
Bank of China Ltd.                        7.4
Industrial & Commercial Bank of
   China Ltd.                             7.3
General Electric Co.                      7.0
Pfizer, Inc.                              6.9
PetroChina Co., Ltd., Class H             6.9
AT&T, Inc.                                6.7
----------------------------------------------
                                 Total   78.8%
                                         =====

----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Financials                               38.2%
Industrials                              14.5
Telecommunication Services               12.2
Consumer Discretionary                    9.8
Energy                                    6.9
Health Care                               6.9
Consumer Staples                          6.5
Information Technology                    5.0
----------------------------------------------
                                 Total  100.0%
                                        ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


S&P(R) TARGET 24 PORTFOLIO

Over the twelve months ended December 31, 2012, the S&P(R) Target 24 Portfolio posted a total return of 9.45% versus 16.00% for the S&P 500(R) Index over the same period. The Net Asset Value ("NAV") increased from $10.27 to $11.24 during the period.

Of the Portfolio's 24 stocks, 19 advanced and 5 declined over the period. The top three performing stocks, by contribution to return, were Gilead Sciences, Inc. (GILD), Amgen, Inc. (AMGN) and 3M Co. (MMM). The worst-performing stocks, by contribution to return, were Apollo Group, Inc., Class A (APOL), Intel Corp.
(INTC) and Helmerich & Payne, Inc. (HP).

The Portfolio underperformed the benchmark primarily due to the selection effect in the consumer discretionary, financial and information technology sectors. The health care sector had the strongest overall contribution to performance while the consumer discretionary sector had the worst overall contribution to the portfolio.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2002-Dec. 31, 2012

                         S&P(R) Target 24                  S&P 500(R)
                          Portfolio (a)                    Index (b)
Dec. 02                       10000                          10000
Dec. 03                       12410                          12868
Dec. 04                       14104                          14268
Dec. 05                       14691                          14969
Dec. 06                       15114                          17334
Dec. 07                       15749                          18286
Dec. 08                       11352                          11520
Dec. 09                       12916                          14570
Dec. 10                       15408                          16765
Dec. 11                       16727                          17119
Dec. 12                       18308                          19858
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                         PERIODS ENDED DEC. 31, 2012

                                                1 YEAR           5 YEAR            10 YEAR            SINCE INCEPTION
                                 INCEPTION      ANNUAL       AVERAGE ANNUAL     AVERAGE ANNUAL        AVERAGE ANNUAL
                                   DATE      TOTAL RETURN     TOTAL RETURN       TOTAL RETURN          TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------
S&P(R) Target 24 Portfolio (a)    10/6/99        9.45%           3.05%              6.23%                  0.89%
S&P 500(R) Index (b)                            16.00%           1.66%              7.09%                  2.44%
---------------------------------------------------------------------------------------------------------------------


(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the S&P(R) Target 10 Portfolio to the S&P(R) Target 24 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


S&P(R) TARGET 24 PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
International Business Machines Corp.    11.1%
Chevron Corp.                            10.2
Amgen, Inc.                               9.3
3M Co.                                    7.8
Chubb Corp.                               6.8
Gilead Sciences, Inc.                     6.7
Coca-Cola (The) Co.                       6.5
Marsh & McLennan Cos., Inc.               5.9
Philip Morris International, Inc.         5.7
Intel Corp.                               5.2
----------------------------------------------
                                 Total   75.2%
                                         =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                   19.2%
Health Care                              17.1
Financials                               14.4
Consumer Staples                         12.9
Energy                                   12.0
Industrials                              11.4
Consumer Discretionary                    9.4
Utilities                                 3.6
----------------------------------------------
                                 Total  100.0%
                                        ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


NASDAQ(R) TARGET 15 PORTFOLIO

Over the twelve months ended December 31, 2012, the NASDAQ(R) Target 15 Portfolio posted a total return of 12.99% versus 18.34% for the NASDAQ 100 Index(R) over the same period. The Net Asset Value ("NAV") increased from $9.39 to $10.61 during the period.

Of the Portfolio's 15 stocks, 11 advanced and 4 declined over the period. The top three performing stocks, by contribution to return, were, Gilead Sciences, Inc. (GILD), Apple, Inc. (AAPL) and Biogen Idec, Inc. (BIIB). The worst-performing stocks, by contribution to return, were Apollo Group, Inc., Class A (APOL), Intel Corp. (INTC) and Bed Bath & Beyond, Inc. (BBBY).

The Portfolio underperformed the benchmark primarily due to stock selection in the consumer discretionary sector. The health care sector had a positive selection effect but that was not enough to overcome the consumer discretionary underperformance.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2002-Dec. 31, 2012

                           NASDAQ(R)                           NASDAQ(R) 100
                      Target 15 Portfolio                        Index (a)
Dec. 02                      10000                                 10000
Dec. 03                      13602                                 14949
Dec. 04                      13236                                 16555
Dec. 05                      13675                                 16869
Dec. 06                      14890                                 18089
Dec. 07                      18126                                 21580
Dec. 08                       8902                                 12609
Dec. 09                      10410                                 19497
Dec. 10                      10118                                 23425
Dec. 11                      13573                                 24287
Dec. 12                      15417                                 28742


---------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                         PERIODS ENDED DEC. 31, 2012

                                                1 YEAR           5 YEAR            10 YEAR           SINCE INCEPTION
                                 INCEPTION      ANNUAL       AVERAGE ANNUAL     AVERAGE ANNUAL        AVERAGE ANNUAL
                                    DATE     TOTAL RETURN     TOTAL RETURN       TOTAL RETURN          TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------
NASDAQ(R) Target 15 Portfolio     10/6/99       12.99%          -3.04%               4.50%                0.45%
NASDAQ(R) 100 Index (a)                         18.34%           5.91%              11.13%                0.85%
---------------------------------------------------------------------------------------------------------------------


(a) The NASDAQ(R) 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ(R). (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


NASDAQ(R) TARGET 15 PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Gilead Sciences, Inc.                    12.2%
Biogen Idec, Inc.                         8.9
Apple, Inc.                               8.8
Starbucks Corp.                           7.7
Intuitive Surgical, Inc.                  7.1
Fastenal Co.                              7.1
Microsoft Corp.                           6.9
Ross Stores, Inc.                         6.7
Mattel, Inc.                              6.6
Bed Bath & Beyond, Inc.                   6.4
----------------------------------------------
                                 Total   78.4%
                                         =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Consumer Discretionary                   34.2%
Health Care                              28.1
Information Technology                   25.7
Industrials                               7.1
Consumer Staples                          4.9
----------------------------------------------
                                 Total  100.0%
                                        ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO

Over the twelve months ended December 31, 2012, the First Trust Target Focus Four Portfolio posted a total return of 13.83% versus 16.00% for the S&P 500(R) Index over the same period. The Net Asset Value ("NAV") increased from $4.41 to $5.02 during the period.

Of the Portfolio's 128 stocks, 89 advanced and 39 declined over the period. The top three performing stocks, by contribution to return, were Seagate Technology PLC (STX), AOL, Inc. (AOL) and BT Group PLC, ADR (BT). The worst-performing stocks, by contribution to return, were Humana, Inc. (HUM), R.R. Donnelley & Sons Co. (RRD), and Quicksilver Resources, Inc. (KWK).

The Portfolio underperformed the benchmark primarily because of stock selection in the financial sector. The financial sector was the best-performing sector in the benchmark. Although the Portfolio was overweight the sector, overall stock selection hurt the Portfolio. The bottom-performing financial stocks were: First Niagara Financial Group, Inc. (FNFG), People's United Financial, Inc. (PBCT) and Columbia Banking System, Inc. (COLB). The portfolio did have positive stock selection in the information technology, utilities and energy sectors.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2002-Dec. 31, 2012

                            First Trust Target                    S&P 500(R)
                         Focus Four Portfolio (a)                 Index (b)
Dec. 02                           10000                             10000
Dec. 03                           13695                             12868
Dec. 04                           15249                             14268
Dec. 05                           15337                             14969
Dec. 06                           15953                             17334
Dec. 07                           16862                             18286
Dec. 08                            9472                             11520
Dec. 09                           12200                             14570
Dec. 10                           14516                             16765
Dec. 11                           12932                             17119
Dec. 12                           14721                             19858
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                PERIODS ENDED DEC. 31, 2012

                                               1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                INCEPTION      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                  DATE      TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
------------------------------------------------------------------------------------------------------------
First Trust Target Focus Four
   Portfolio (a)                 10/6/99       13.83%         -2.68%            3.94%            -5.07%
S&P 500(R) Index (b)                           16.00%          1.66%            7.09%             2.44%
------------------------------------------------------------------------------------------------------------


(a) Effective November 19, 2007, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust 10 Uncommon Values Portfolio to the First Trust Target Focus Four Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to November 19, 2007, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Chevron Corp.                             8.2%
BCE, Inc.                                 4.3
BT Group PLC, ADR                         3.7
Macy's, Inc.                              2.1
Seagate Technology PLC                    1.8
Sempra Energy                             1.7
CF Industries Holdings, Inc.              1.7
Mattel, Inc.                              1.6
Pfizer, Inc.                              1.6
BB&T Corp.                                1.6
----------------------------------------------
                                 Total   28.3%
                                         =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Financials                               20.7%
Energy                                   13.2
Consumer Discretionary                   10.7
Materials                                10.4
Telecommunication Services               10.1
Information Technology                   10.1
Industrials                               9.7
Utilities                                 8.5
Health Care                               5.1
Consumer Staples                          1.5
----------------------------------------------
                                 Total  100.0%
                                        ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


VALUE LINE(R) TARGET 25 PORTFOLIO

Over the twelve months ended December 31, 2012, the Value Line(R) Target 25 Portfolio posted a total return of 21.35% versus 16.41% for the Russell 3000(R) Index over the same period. The Net Asset Value ("NAV") increased from $2.81 to $3.41 during the period.

Of the Portfolio's 25 stocks, 19 advanced and 6 declined over the period. The top three performing stocks, by contribution to return, were Seagate Technology PLC (STX), CF Industries Holdings, Inc. (CF) and Mattel, Inc. (MAT). The worst-performing stocks, by contribution to return, were Humana, Inc. (HUM), Smithfield Foods, Inc. (SFD) and Kirby Corp. (KEX).

The Portfolio outperformed its benchmark because of a positive selection effect in the information technology, materials and consumer discretionary sectors. The information technology sector clearly led the way as the top contributing stocks were: Seagate Technology PLC (STX), NeuStar, Inc. (NSR) and Atmel Corp. (ATML). Seagate was up over 94% and had an average weight in the Portfolio throughout the year of 10.3%. The biggest detractor from relative performance was a lack of financial exposure, which is part of this strategy's design. The financial sector was the best performing sector in the benchmark.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2002-Dec. 31, 2012

                        Value Line(R) Target 25           Russell 3000(R)
                             Portfolio (a)                   Index (b)
Dec. 02                          10000                         10000
Dec. 03                          14093                         13106
Dec. 04                          17131                         14673
Dec. 05                          20506                         15576
Dec. 06                          21097                         18038
Dec. 07                          24937                         18984
Dec. 08                          11266                         11903
Dec. 09                          12067                         15278
Dec. 10                          15739                         17865
Dec. 11                          11858                         18048
Dec. 12                          14390                         21010
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                          PERIODS ENDED DEC. 31, 2012

                                         1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                          INCEPTION      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                            DATE      TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
------------------------------------------------------------------------------------------------------
Value Line(R) Target 25
   Portfolio (a)           10/6/99       21.35%         -10.42%           3.71%            -7.80%
Russell 3000(R) Index (b)                16.41%           2.04%           7.69%             3.22%
------------------------------------------------------------------------------------------------------


(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Russell 3000(R) Index is composed of 3000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2012 (UNAUDITED)


VALUE LINE(R) TARGET 25 PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Seagate Technology PLC                   10.8%
CF Industries Holdings, Inc.              8.9
Mattel, Inc.                              8.2
BT Group PLC, ADR                         8.0
Macy's, Inc.                              7.5
BCE, Inc.                                 6.6
Chevron Corp.                             6.3
PetSmart, Inc.                            5.9
DISH Network Corp., Class A               5.8
Humana, Inc.                              4.9
----------------------------------------------
                                 Total   72.9%
                                         =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Consumer Discretionary                   34.6%
Information Technology                   14.8
Telecommunication Services               14.6
Materials                                 9.8
Industrials                               9.5
Energy                                    6.3
Health Care                               6.2
Consumer Staples                          4.2
----------------------------------------------
                                 Total  100.0%
                                        ======

FIRST DEFINED PORTFOLIO FUND, LLC
UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2012 (UNAUDITED)


As an Interest holder of the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio or Value Line (R) Target 25 Portfolio (the "Portfolios"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2012 to December 31, 2012.

                                ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      HYPOTHETICAL
                                              ACTUAL EXPENSES                  (5% RETURN BEFORE EXPENSES)
                                          ----------------------------------  ----------------------------------
                                                                   EXPENSES                            EXPENSES
                                          BEGINNING     ENDING    PAID DURING BEGINNING     ENDING   PAID DURING
                                           ACCOUNT     ACCOUNT    PERIOD (a)   ACCOUNT     ACCOUNT    PERIOD (a)
                                            VALUE       VALUE     07/01/2012-   VALUE       VALUE     07/01/2012-  EXPENSE
                                          07/01/2012  12/31/2012  12/31/2012  07/01/2012  12/31/2012  12/31/2012  RATIO (b)
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Target Managed VIP Portfolio ..........   $ 1,000.00  $ 1,041.30    $7.54     $ 1,000.00  $ 1,017.75    $7.46       1.47%
The Dow(R) DART 10 Portfolio ..........     1,000.00    1,024.60     7.48       1,000.00    1,017.75     7.46       1.47
The Dow(R) Target Dividend Portfolio ..     1,000.00    1,016.60     7.45       1,000.00    1,017.75     7.46       1.47
Global Dividend Target 15 Portfolio ...     1,000.00    1,117.10     7.82       1,000.00    1,017.75     7.46       1.47
S&P(R) Target 24 Portfolio ............     1,000.00    1,010.80     7.43       1,000.00    1,017.75     7.46       1.47
NASDAQ(R) Target 15 Portfolio .........     1,000.00      952.40     7.21       1,000.00    1,017.75     7.46       1.47
First Trust Target Focus Four Portfolio     1,000.00    1,084.20     7.18       1,000.00    1,018.25     6.95       1.37
Value Line(R) Target 25 Portfolio .....     1,000.00    1,118.00     7.83       1,000.00    1,017.75     7.46       1.47



(a) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one half year period).

(b)   These expense ratios reflect expense caps.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 97.9%

             AEROSPACE & DEFENSE - 0.6%
      1,257  General Dynamics Corp. ..........................................................  $       87,072
        459  Triumph Group, Inc. .............................................................          29,973
                                                                                                --------------
                                                                                                       117,045
                                                                                                --------------

             AIRLINES - 0.2%
        720  Alaska Air Group, Inc. (a) ......................................................          31,025
                                                                                                --------------

             AUTO COMPONENTS - 0.2%
      1,333  Standard Motor Products, Inc. ...................................................          29,619
                                                                                                --------------

             BEVERAGES - 1.2%
      5,266  Coca-Cola (The) Co. .............................................................         190,892
        584  Monster Beverage Corp. (a) ......................................................          30,882
                                                                                                --------------
                                                                                                       221,774
                                                                                                --------------

             BIOTECHNOLOGY - 4.7%
      3,151  Amgen, Inc. .....................................................................         271,994
      1,074  Biogen Idec, Inc. (a) ...........................................................         157,524
      5,967  Gilead Sciences, Inc. (a) .......................................................         438,276
                                                                                                --------------
                                                                                                       867,794
                                                                                                --------------

             CHEMICALS - 0.9%
        842  CF Industries Holdings, Inc. ....................................................         171,061
                                                                                                --------------

             COMMERCIAL BANKS - 3.1%
     18,271  Banco Santander S.A., ADR .......................................................         149,274
      2,770  Bank of The Ozarks, Inc. ........................................................          92,712
      6,980  BNP Paribas S.A., ADR ...........................................................         203,886
      2,950  Texas Capital Bancshares, Inc. (a) ..............................................         132,219
                                                                                                --------------
                                                                                                       578,091
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 0.1%
        457  Cintas Corp. ....................................................................          18,691
                                                                                                --------------

             COMMUNICATIONS EQUIPMENT - 0.7%
     28,651  Nokia Oyj, ADR ..................................................................         113,171
        505  Riverbed Technology, Inc. (a) ...................................................           9,959
                                                                                                --------------
                                                                                                       123,130
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 5.9%
      1,686  Apple, Inc. .....................................................................         898,689
      5,953  Seagate Technology PLC ..........................................................         181,447
                                                                                                --------------
                                                                                                     1,080,136
                                                                                                --------------

             CONSUMER FINANCE - 0.5%
      1,186  World Acceptance Corp. (a) ......................................................          88,428
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 0.2%
      1,842  Apollo Group, Inc., Class A (a) .................................................          38,535
                                                                                                --------------

             DIVERSIFIED FINANCIAL SERVICES - 0.5%
      2,864  MarketAxess Holdings, Inc. ......................................................         101,099
                                                                                                --------------

                        See Notes to Financial Statements                Page 21

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES - 8.5%
      5,788  8X8, Inc. (a) ...................................................................  $       42,774
     10,001  BCE, Inc. .......................................................................         429,443
      9,910  BT Group PLC, ADR ...............................................................         376,877
     11,989  Deutsche Telekom AG, ADR ........................................................         136,219
      8,783  France Telecom S.A., ADR ........................................................          97,052
     11,447  Koninklijke KPN N.V., ADR .......................................................          57,006
      3,669  Swisscom AG, ADR ................................................................         158,684
      8,208  Telefonica S.A., ADR ............................................................         110,726
      6,463  Vivendi S.A., ADR ...............................................................         147,421
                                                                                                --------------
                                                                                                     1,556,202
                                                                                                --------------

             ELECTRIC UTILITIES - 3.2%
      6,389  E.ON AG, ADR ....................................................................         120,017
     28,472  EDF S.A., ADR ...................................................................         105,631
     34,512  Enel SpA, ADR ...................................................................         142,880
      1,220  Southern Co. ....................................................................          52,228
      6,888  SSE PLC, ADR ....................................................................         160,215
                                                                                                --------------
                                                                                                       580,971
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
      1,349  FARO Technologies, Inc. (a) .....................................................          48,133
      1,598  OSI Systems, Inc. (a) ...........................................................         102,336
      2,414  PC Connection, Inc. .............................................................          27,761
      1,586  Zygo Corp. (a) ..................................................................          24,900
                                                                                                --------------
                                                                                                       203,130
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 0.6%
      1,281  Halliburton Co. .................................................................          44,438
        149  Helmerich & Payne, Inc. .........................................................           8,346
      7,319  Newpark Resources, Inc. (a) .....................................................          57,454
                                                                                                --------------
                                                                                                       110,238
                                                                                                --------------

             FOOD & STAPLES RETAILING - 0.2%
        530  Casey's General Stores, Inc. ....................................................          28,143
                                                                                                --------------

             FOOD PRODUCTS - 0.8%
      3,791  B&G Foods, Inc. .................................................................         107,323
      2,075  Smithfield Foods, Inc. (a) ......................................................          44,758
                                                                                                --------------
                                                                                                       152,081
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
        170  Intuitive Surgical, Inc. (a) ....................................................          83,363
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 1.6%
      3,069  Air Methods Corp. ...............................................................         113,215
      2,114  Humana, Inc. ....................................................................         145,084
      2,370  PharMerica Corp. (a) ............................................................          33,749
                                                                                                --------------
                                                                                                       292,048
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 2.5%
      1,490  Buffalo Wild Wings, Inc. (a) ....................................................         108,502

Page 22                 See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             HOTELS, RESTAURANTS & LEISURE - (CONTINUED)
      1,679  Caribou Coffee Co., Inc. (a) ....................................................  $       27,183
      1,958  Papa John's International, Inc. (a) .............................................         107,573
      1,187  Red Robin Gourmet Burgers, Inc. (a) .............................................          41,889
      3,262  Starbucks Corp. .................................................................         174,908
                                                                                                --------------
                                                                                                       460,055
                                                                                                --------------

             INDUSTRIAL CONGLOMERATES - 1.2%
      2,480  3M Co. ..........................................................................         230,268
                                                                                                --------------

             INSURANCE - 4.4%
     10,644  AXA S.A., ADR ...................................................................         193,934
      2,636  Chubb Corp. .....................................................................         198,543
      5,068  Marsh & McLennan Cos., Inc. .....................................................         174,694
     11,220  Muenchener Rueckversicherungs AG, ADR ...........................................         202,297
        950  Torchmark Corp. .................................................................          49,086
                                                                                                --------------
                                                                                                       818,554
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 1.1%
      3,312  DealerTrack Holdings, Inc. (a) ..................................................          95,121
      1,404  Keynote Systems, Inc. ...........................................................          19,782
      5,121  NIC, Inc. .......................................................................          83,677
                                                                                                --------------
                                                                                                       198,580
                                                                                                --------------

             IT SERVICES - 3.4%
      3,527  Cardtronics, Inc. (a) ...........................................................          83,731
      3,152  Heartland Payment Systems, Inc. .................................................          92,984
      1,704  International Business Machines Corp. ...........................................         326,401
        175  Mastercard, Inc., Class A .......................................................          85,974
        799  NeuStar, Inc., Class A (a) ......................................................          33,502
                                                                                                --------------
                                                                                                       622,592
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 1.2%
      5,797  Mattel, Inc. ....................................................................         212,286
                                                                                                --------------

             LIFE SCIENCES TOOLS & SERVICES - 0.2%
      3,754  Cambrex Corp. (a) ...............................................................          42,721
                                                                                                --------------

             MACHINERY - 1.0%
      3,550  Colfax Corp. (a) ................................................................         143,242
        751  Sauer-Danfoss, Inc. .............................................................          40,081
                                                                                                --------------
                                                                                                       183,323
                                                                                                --------------

             MARINE - 0.2%
        717  Kirby Corp. (a) .................................................................          44,375
                                                                                                --------------

             MEDIA - 4.7%
      2,656  DISH Network Corp., Class A .....................................................          96,678
      4,153  Sinclair Broadcast Group, Inc., Class A .........................................          52,411
     14,497  Walt Disney (The) Co. ...........................................................         721,806
                                                                                                --------------
                                                                                                       870,895
                                                                                                --------------

                        See Notes to Financial Statements                Page 23

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             MULTI-UTILITIES - 2.6%
        804  Dominion Resources, Inc. ........................................................  $       41,647
      5,034  GDF Suez S.A., ADR ..............................................................         105,916
      2,812  National Grid PLC, ADR ..........................................................         161,521
      3,963  RWE AG, ADR .....................................................................         165,019
        326  Wisconsin Energy Corp. ..........................................................          12,013
                                                                                                --------------
                                                                                                       486,116
                                                                                                --------------

             MULTILINE RETAIL - 1.9%
      3,534  Dollar Tree, Inc. (a) ...........................................................         143,339
      5,498  Macy's, Inc. ....................................................................         214,532
                                                                                                --------------
                                                                                                       357,871
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 10.7%
      4,406  Alon USA Energy, Inc. ...........................................................          79,705
      2,650  Approach Resources, Inc. (a) ....................................................          66,276
      9,133  Chevron Corp. ...................................................................         987,643
      4,635  Delek US Holdings, Inc. .........................................................         117,358
      3,322  Eni S.p.A., ADR .................................................................         163,243
      6,411  Exxon Mobil Corp. ...............................................................         554,872
                                                                                                --------------
                                                                                                     1,969,097
                                                                                                --------------

             PAPER & FOREST PRODUCTS - 0.7%
      3,096  Buckeye Technologies, Inc. ......................................................          88,886
        820  Schweitzer-Mauduit International, Inc. ..........................................          32,005
                                                                                                --------------
                                                                                                       120,891
                                                                                                --------------

             PERSONAL PRODUCTS - 0.6%
      2,364  Elizabeth Arden, Inc. (a) .......................................................         106,404
                                                                                                --------------

             PHARMACEUTICALS - 4.6%
      2,980  AstraZeneca PLC, ADR ............................................................         140,865
        966  Forest Laboratories, Inc. (a) ...................................................          34,119
      1,035  Hi-Tech Pharmacal Co., Inc. .....................................................          36,204
     25,181  Pfizer, Inc. ....................................................................         631,540
                                                                                                --------------
                                                                                                       842,728
                                                                                                --------------

             PROFESSIONAL SERVICES - 0.7%
      2,649  Advisory Board (The) Co. (a) ....................................................         123,947
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
      1,886  Ceva, Inc. (a) ..................................................................          29,704
     51,928  Intel Corp. .....................................................................       1,071,275
        561  KLA-Tencor Corp. ................................................................          26,793
      1,816  Nanometrics, Inc. (a) ...........................................................          26,187
                                                                                                --------------
                                                                                                     1,153,959
                                                                                                --------------

             SOFTWARE - 5.5%
      2,241  BroadSoft, Inc. (a) .............................................................          81,415
     26,252  Microsoft Corp. .................................................................         701,716
      2,291  Sourcefire, Inc. (a) ............................................................         108,181
      2,370  Tyler Technologies, Inc. (a) ....................................................         114,803
                                                                                                --------------
                                                                                                     1,006,115
                                                                                                --------------

Page 24                 See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             SPECIALTY RETAIL - 7.5%
        943  Advance Auto Parts, Inc. ........................................................  $       68,226
        413  AutoZone, Inc. (a) ..............................................................         146,380
      1,072  Bed Bath & Beyond, Inc. (a) .....................................................          59,935
      1,299  Body Central Corp. (a) ..........................................................          12,938
        437  Genesco, Inc. (a) ...............................................................          24,035
     13,013  Home Depot (The), Inc. ..........................................................         804,854
      1,812  Lithia Motors, Inc., Class A ....................................................          67,805
      1,444  PetSmart, Inc. ..................................................................          98,683
      1,014  Ross Stores, Inc. ...............................................................          54,908
      1,848  Sonic Automotive, Inc., Class A .................................................          38,605
                                                                                                --------------
                                                                                                     1,376,369
                                                                                                --------------

             TEXTILES, APPAREL & LUXURY GOODS - 0.3%
      2,060  True Religion Apparel, Inc. .....................................................          52,365
                                                                                                --------------

             TOBACCO - 1.0%
        157  Lorillard, Inc. .................................................................          18,317
      2,018  Philip Morris International, Inc. ...............................................         168,786
                                                                                                --------------
                                                                                                       187,103
                                                                                                --------------

             TRADING COMPANIES & DISTRIBUTORS - 0.3%
      1,294  Fastenal Co. ....................................................................          60,417
                                                                                                --------------

             TOTAL INVESTMENTS - 97.9% .......................................................      17,999,635
             (Cost $16,245,012) (b)


             NET OTHER ASSETS AND LIABILITIES - 2.1% .........................................         389,507
                                                                                                --------------

             NET ASSETS - 100.0% .............................................................  $   18,389,142
                                                                                                ==============

-------------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $16,245,012. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,944,599 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,189,976.

ADR   American Depositary Receipt

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2012        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $ 17,999,635    $ 17,999,635    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2012.


                        See Notes to Financial Statements                Page 25

THE DOW (R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 99.1%

             COMPUTERS & PERIPHERALS - 5.0%
     22,880  Hewlett-Packard Co. .............................................................  $      326,040
                                                                                                --------------

             DIVERSIFIED FINANCIAL SERVICES - 11.8%
     17,541  JPMorgan Chase & Co. ............................................................         771,278
                                                                                                --------------

             FOOD & STAPLES RETAILING - 10.2%
      9,772  Wal-Mart Stores, Inc. ...........................................................         666,744
                                                                                                --------------

             INSURANCE - 10.8%
      9,823  Travelers (The) Cos., Inc. ......................................................         705,488
                                                                                                --------------

             IT SERVICES - 9.2%
      3,149  International Business Machines Corp. ...........................................         603,191
                                                                                                --------------

             MEDIA - 11.9%
     15,545  Walt Disney (The) Co. ...........................................................         773,985
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 9.1%
      6,875  Exxon Mobil Corp. ...............................................................         595,031
                                                                                                --------------

             PHARMACEUTICALS - 10.4%
     27,001  Pfizer, Inc. ....................................................................         677,185
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.5%
     23,878  Intel Corp. .....................................................................         492,603
                                                                                                --------------

             SPECIALTY RETAIL - 13.2%
     13,953  Home Depot (The), Inc. ..........................................................         862,993
                                                                                                --------------

             TOTAL INVESTMENTS - 99.1% .......................................................       6,474,538
             (Cost $5,891,146) (a)


             NET OTHER ASSETS AND LIABILITIES - 0.9% .........................................          61,639
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    6,536,177
                                                                                                ==============

-------------------------------------------------

(a) Aggregate cost for federal income tax purposes is $5,891,146. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $952,558 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $369,166.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2012        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  6,474,538    $  6,474,538    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2012.

Page 26                 See Notes to Financial Statements

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.6%

             AEROSPACE & DEFENSE - 5.5%
     12,773  Northrop Grumman Corp. ..........................................................  $      863,199
                                                                                                --------------

             CHEMICALS - 5.3%
     38,032  Olin Corp. ......................................................................         821,111
                                                                                                --------------

             COMMERCIAL BANKS - 18.8%
     29,663  BB&T Corp. ......................................................................         863,490
     66,102  F.N.B. Corp. ....................................................................         702,003
     86,267  First Niagara Financial Group, Inc. .............................................         684,097
     49,199  FirstMerit Corp. ................................................................         698,134
                                                                                                --------------
                                                                                                     2,947,724
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 8.5%
      8,394  ACCO Brands Corp. (a) ...........................................................          61,612
     52,096  R.R. Donnelley & Sons Co. .......................................................         468,864
     27,255  Republic Services, Inc. .........................................................         799,389
                                                                                                --------------
                                                                                                     1,329,865
                                                                                                --------------

             ELECTRIC UTILITIES - 9.6%
     18,108  American Electric Power Co., Inc. ...............................................         772,849
     25,287  PPL Corp. .......................................................................         723,967
                                                                                                --------------
                                                                                                     1,496,816
                                                                                                --------------

             METALS & MINING - 5.2%
     54,511  Commercial Metals Co. ...........................................................         810,034
                                                                                                --------------

             MULTI-UTILITIES - 20.5%
     28,899  Avista Corp. ....................................................................         696,755
     13,672  DTE Energy Co. ..................................................................         821,004
     13,834  Integrys Energy Group, Inc. .....................................................         722,411
     13,594  Sempra Energy ...................................................................         964,358
                                                                                                --------------
                                                                                                     3,204,528
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 4.8%
      7,000  Chevron Corp. ...................................................................         756,980
                                                                                                --------------

             PAPER & FOREST PRODUCTS - 5.1%
     25,050  MeadWestvaco Corp. ..............................................................         798,344
                                                                                                --------------

             PHARMACEUTICALS - 5.6%
     34,651  Pfizer, Inc. ....................................................................         869,047
                                                                                                --------------

             THRIFTS & MORTGAGE FINANCE - 9.7%
     87,166  Astoria Financial Corp. .........................................................         815,874
     58,270  People's United Financial, Inc. .................................................         704,484
                                                                                                --------------
                                                                                                     1,520,358
                                                                                                --------------

             TOTAL INVESTMENTS - 98.6% .......................................................      15,418,006
             (Cost $15,285,135) (b)


             NET OTHER ASSETS AND LIABILITIES - 1.4% .........................................         225,991
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $   15,643,997
                                                                                                ==============


                        See Notes to Financial Statements                Page 27

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $15,285,135. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $789,746 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $656,875.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2012        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $ 15,418,006    $ 15,418,006    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2012.


Page 28                 See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 96.9%

             BERMUDA - 7.3%
  1,594,000  COSCO Pacific Ltd. (a) ..........................................................  $    2,311,239
                                                                                                --------------

             CHINA - 20.9%
  5,003,000  Bank of China Ltd. (a) ..........................................................       2,265,770
  3,090,000  Industrial & Commercial Bank of China Ltd. (a) ..................................       2,230,289
  1,474,000  PetroChina Co., Ltd., Class H (a) ...............................................       2,126,489
                                                                                                --------------
                                                                                                     6,622,548
                                                                                                --------------

             HONG KONG - 11.4%
  2,271,000  New World Development Co., Ltd. (a) .............................................       3,595,389
                                                                                                --------------

             UNITED KINGDOM - 26.2%
    925,658  Ladbrokes PLC (a) ...............................................................       3,005,992
    932,162  Man Group PLC (a) ...............................................................       1,278,464
  1,130,776  RSA Insurance Group PLC (a) .....................................................       2,335,256
    667,281  Vodafone Group PLC (a) ..........................................................       1,679,732
                                                                                                --------------
                                                                                                     8,299,444
                                                                                                --------------

             UNITED STATES - 31.1%
     61,015  AT&T, Inc. ......................................................................       2,056,816
    101,872  General Electric Co. ............................................................       2,138,293
     74,983  Intel Corp. .....................................................................       1,546,899
     16,309  Kraft Foods Group, Inc. .........................................................         741,570
     48,854  Mondelez International, Inc. ....................................................       1,244,312
     84,792  Pfizer, Inc. ....................................................................       2,126,583
                                                                                                --------------
                                                                                                     9,854,473
                                                                                                --------------

             TOTAL INVESTMENTS - 96.9% .......................................................      30,683,093
             (Cost $27,912,503) (b)


             NET OTHER ASSETS AND LIABILITIES - 3.1% .........................................         965,928
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $   31,649,021
                                                                                                ==============


-------------------------------------------------

(a) This security is fair valued in accordance with the procedures adopted by the Registrant's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(b) Aggregate cost for federal income tax purposes is $27,912,503. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,340,653 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,570,063.


                        See Notes to Financial Statements                Page 29

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2012        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks:
     Bermuda ........................................     $  2,311,239    $         --    $  2,311,239     $         --
     China...........................................        6,622,548              --       6,622,548               --
     Hong Kong ......................................        3,595,389              --       3,595,389               --
     United Kingdom..................................        8,299,444              --       8,299,444               --
     United States...................................        9,854,473       9,854,473              --               --
                                                          ------------    ------------    ------------     ------------
Total Common Stocks..................................     $ 30,683,093    $  9,854,473   $  20,828,620     $         --
                                                          ============    ============    ============     ============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Portfolio transferred common stocks valued at $9,002,195 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at December 31, 2011 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on December 31, 2012 exceeding a certain threshold. See Note 2A - Portfolio Valuation in the Notes to Financial Statements.

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

             Commercial Banks ............................................ 14.2%
             Real Estate Management & Development ........................ 11.4
             Hotels, Restaurants & Leisure ...............................  9.5
             Insurance ...................................................  7.4
             Transportation Infrastructure ...............................  7.3
             Industrial Conglomerates ....................................  6.7
             Pharmaceuticals .............................................  6.7
             Oil, Gas & Consumable Fuels .................................  6.7
             Diversified Telecommunication Services ......................  6.5
             Food Products ...............................................  6.3
             Wireless Telecommunication Services .........................  5.3
             Semiconductors & Semiconductor Equipment ....................  4.9
             Capital Markets .............................................  4.0
             Net Other Assets and Liabilities ............................  3.1
                                                                          ------
                                                                          100.0%
                                                                          ======


Page 30                 See Notes to Financial Statements

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.1%

             AEROSPACE & DEFENSE - 2.9%
      3,005  General Dynamics Corp. ..........................................................  $      208,156
                                                                                                --------------

             BEVERAGES - 6.4%
     12,593  Coca-Cola (The) Co. .............................................................         456,496
                                                                                                --------------

             BIOTECHNOLOGY - 15.7%
      7,536  Amgen, Inc. .....................................................................         650,508
      6,423  Gilead Sciences, Inc. (a) .......................................................         471,769
                                                                                                --------------
                                                                                                     1,122,277
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 0.6%
      1,093  Cintas Corp. ....................................................................          44,704
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 0.9%
      3,198  Apollo Group, Inc., Class A (a) .................................................          66,902
                                                                                                --------------

             ELECTRIC UTILITIES - 1.7%
      2,920  Southern Co. ....................................................................         125,005
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 1.8%
      3,063  Halliburton Co. .................................................................         106,255
        358  Helmerich & Payne, Inc. .........................................................          20,052
                                                                                                --------------
                                                                                                       126,307
                                                                                                --------------

             INDUSTRIAL CONGLOMERATES - 7.7%
      5,932  3M Co. ..........................................................................         550,786
                                                                                                --------------

             INSURANCE - 14.1%
      6,302  Chubb Corp. .....................................................................         474,667
     12,120  Marsh & McLennan Cos., Inc. .....................................................         417,776
      2,273  Torchmark Corp. .................................................................         117,446
                                                                                                --------------
                                                                                                     1,009,889
                                                                                                --------------

             IT SERVICES - 13.8%
      4,076  International Business Machines Corp. ...........................................         780,758
        420  Mastercard, Inc., Class A .......................................................         206,337
                                                                                                --------------
                                                                                                       987,095
                                                                                                --------------

             MULTI-UTILITIES - 1.8%
      1,922  Dominion Resources, Inc. ........................................................          99,560
        781  Wisconsin Energy Corp. ..........................................................          28,780
                                                                                                --------------
                                                                                                       128,340
                                                                                                --------------

             MULTILINE RETAIL - 3.4%
      5,928  Dollar Tree, Inc. (a) ...........................................................         240,440
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 10.0%
      6,643  Chevron Corp. ...................................................................         718,374
                                                                                                --------------

             PHARMACEUTICALS - 1.1%
      2,311  Forest Laboratories, Inc. (a) ...................................................          81,625
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
     17,584  Intel Corp. .....................................................................         362,758
                                                                                                --------------


                        See Notes to Financial Statements                Page 31

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             SPECIALTY RETAIL - 4.9%
        987  AutoZone, Inc. (a) ..............................................................  $      349,822
                                                                                                --------------

             TOBACCO - 6.2%
        376  Lorillard, Inc. .................................................................          43,868
      4,825  Philip Morris International, Inc. ...............................................         403,563
                                                                                                --------------
                                                                                                       447,431
                                                                                                --------------

             TOTAL INVESTMENTS - 98.1% .......................................................       7,026,407
             (Cost $6,630,153) (b)


             NET OTHER ASSETS AND LIABILITIES - 1.9% .........................................         133,763
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    7,160,170
                                                                                                ==============

-------------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $6,630,153. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $602,495 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $206,241.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2012        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  7,026,407    $  7,026,407    $         --     $         --
                                                          ============    ============    ============     ============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2012.


Page 32                 See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.9%

             BEVERAGES - 4.9%
      2,907  Monster Beverage Corp. (a) ......................................................  $      153,722
                                                                                                --------------

             BIOTECHNOLOGY - 20.8%
      1,897  Biogen Idec, Inc. (a) ...........................................................         278,233
      5,175  Gilead Sciences, Inc. (a) .......................................................         380,104
                                                                                                --------------
                                                                                                       658,337
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 8.7%
        519  Apple, Inc. .....................................................................         276,642
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 1.4%
      2,184  Apollo Group, Inc., Class A (a) .................................................          45,689
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 7.0%
        451  Intuitive Surgical, Inc. (a) ....................................................         221,157
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 7.7%
      4,518  Starbucks Corp. .................................................................         242,255
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 6.6%
      5,662  Mattel, Inc. ....................................................................         207,342
                                                                                                --------------

             MULTILINE RETAIL - 5.2%
      4,055  Dollar Tree, Inc. (a) ...........................................................         164,471
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.8%
      8,550  Intel Corp. .....................................................................         176,387
      2,816  KLA-Tencor Corp. ................................................................         134,492
                                                                                                --------------
                                                                                                       310,879
                                                                                                --------------

             SOFTWARE - 6.8%
      8,067  Microsoft Corp. .................................................................         215,631
                                                                                                --------------

             SPECIALTY RETAIL - 13.0%
      3,581  Bed Bath & Beyond, Inc. (a) .....................................................         200,214
      3,895  Ross Stores, Inc. ...............................................................         210,914
                                                                                                --------------
                                                                                                       411,128
                                                                                                --------------

             TRADING COMPANIES & DISTRIBUTORS - 7.0%
      4,736  Fastenal Co. ....................................................................         221,124
                                                                                                --------------

             TOTAL INVESTMENTS - 98.9% .......................................................       3,128,377
             (Cost $3,102,673) (b)


             NET OTHER ASSETS AND LIABILITIES - 1.1% .........................................          34,187
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    3,162,564
                                                                                                ==============

-------------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $3,102,673. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $216,999 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $191,295.

                        See Notes to Financial Statements                Page 33

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2012        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  3,128,377    $  3,128,377    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2012.


Page 34                 See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 97.3%

             AEROSPACE & DEFENSE - 2.1%
        872  AAR Corp. .......................................................................  $       16,289
      1,300  Northrop Grumman Corp. ..........................................................          87,854
        258  Triumph Group, Inc. .............................................................          16,847
                                                                                                --------------
                                                                                                       120,990
                                                                                                --------------

             AIRLINES - 0.9%
        404  Alaska Air Group, Inc. (a) ......................................................          17,408
      6,470  JetBlue Airways Corp. (a) .......................................................          36,944
                                                                                                --------------
                                                                                                        54,352
                                                                                                --------------

             AUTO COMPONENTS - 0.7%
        747  Standard Motor Products, Inc. ...................................................          16,598
      1,022  Superior Industries International, Inc. .........................................          20,849
                                                                                                --------------
                                                                                                        37,447
                                                                                                --------------

             AUTOMOBILES - 0.4%
        682  Honda Motor Co., Ltd., ADR ......................................................          25,193
                                                                                                --------------

             CAPITAL MARKETS - 0.8%
        870  Credit Suisse Group AG, ADR .....................................................          21,367
        534  Deutsche Bank AG ................................................................          23,651
                                                                                                --------------
                                                                                                        45,018
                                                                                                --------------

             CHEMICALS - 4.0%
        471  CF Industries Holdings, Inc. ....................................................          95,688
        761  Cytec Industries, Inc. ..........................................................          52,380
      3,871  Olin Corp. ......................................................................          83,575
                                                                                                --------------
                                                                                                       231,643
                                                                                                --------------

             COMMERCIAL BANKS - 12.1%
      3,017  Associated Banc-Corp ............................................................          39,583
      2,730  Banco Santander S.A., ADR .......................................................          22,304
      1,874  Barclays PLC, ADR ...............................................................          32,458
      3,020  BB&T Corp. ......................................................................          87,912
      2,241  Cathay General Bancorp ..........................................................          43,700
        873  Columbia Banking System, Inc. ...................................................          15,662
      6,728  F.N.B. Corp. ....................................................................          71,451
      3,151  First Commonwealth Financial Corp. ..............................................          21,490
      8,780  First Niagara Financial Group, Inc. .............................................          69,625
      5,007  FirstMerit Corp. ................................................................          71,049
      1,817  International Bancshares Corp. ..................................................          32,797
      4,921  Mitsubishi UFJ Financial Group, Inc., ADR .......................................          26,672
      7,794  Mizuho Financial Group, Inc., ADR ...............................................          28,526
      1,981  National Penn Bancshares, Inc. ..................................................          18,463
      1,037  Pinnacle Financial Partners, Inc. (a) ...........................................          19,537
      1,540  PrivateBancorp, Inc. ............................................................          23,593
      3,719  Sumitomo Mitsui Financial Group, Inc., ADR ......................................          27,297
      1,352  Umpqua Holdings Corp. ...........................................................          15,940
      1,660  Webster Financial Corp. .........................................................          34,113
                                                                                                --------------
                                                                                                       702,172
                                                                                                --------------

                        See Notes to Financial Statements                Page 35

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             COMMERCIAL SERVICES & SUPPLIES - 2.3%
        854  ACCO Brands Corp. (a) ...........................................................  $        6,268
      5,303  R.R. Donnelley & Sons Co. .......................................................          47,727
      2,775  Republic Services, Inc. .........................................................          81,391
                                                                                                --------------
                                                                                                       135,386
                                                                                                --------------

             COMMUNICATIONS EQUIPMENT - 0.3%
        589  Black Box Corp. .................................................................          14,336
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 1.8%
      3,334  Seagate Technology PLC ..........................................................         101,620
                                                                                                --------------

             DIVERSIFIED FINANCIAL SERVICES - 0.5%
      2,863  ING Groep N.V., ADR (a) .........................................................          27,170
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 8.6%
      5,603  BCE, Inc. .......................................................................         240,593
      5,552  BT Group PLC, ADR ...............................................................         211,142
      1,312  France Telecom S.A., ADR ........................................................          14,498
        820  Nippon Telegraph & Telephone Corp., ADR .........................................          17,244
      1,938  Telecom Italia SpA, ADR .........................................................          17,539
                                                                                                --------------
                                                                                                       501,016
                                                                                                --------------

             ELECTRIC UTILITIES - 2.6%
      1,844  American Electric Power Co., Inc. ...............................................          78,702
      2,574  PPL Corp. .......................................................................          73,694
                                                                                                --------------
                                                                                                       152,396
                                                                                                --------------

             ELECTRICAL EQUIPMENT - 0.7%
      1,343  General Cable Corp. (a) .........................................................          40,841
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.3%
        911  Arrow Electronics, Inc. (a) .....................................................          34,691
      1,088  Avnet, Inc. (a) .................................................................          33,304
      1,159  Electro Scientific Industries, Inc. .............................................          11,532
        391  Hitachi Ltd., ADR ...............................................................          23,042
      1,352  PC Connection, Inc. .............................................................          15,548
        559  SYNNEX Corp. (a) ................................................................          19,218
      3,751  Vishay Intertechnology, Inc. (a) ................................................          39,873
        888  Zygo Corp. (a) ..................................................................          13,941
                                                                                                --------------
                                                                                                       191,149
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 1.3%
      2,163  Helix Energy Solutions Group, Inc. (a) ..........................................          44,644
        731  Unit Corp. (a) ..................................................................          32,932
                                                                                                --------------
                                                                                                        77,576
                                                                                                --------------

             FOOD & STAPLES RETAILING - 0.5%
        297  Casey's General Stores, Inc. ....................................................          15,771
        576  Nash Finch Co. ..................................................................          12,257
                                                                                                --------------
                                                                                                        28,028
                                                                                                --------------


Page 36                 See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             FOOD PRODUCTS - 1.0%
      2,552  Smithfield Foods, Inc. (a) ......................................................  $       55,047
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
        768  Greatbatch, Inc. (a) ............................................................          17,848
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 2.7%
      2,001  Community Health Systems, Inc. ..................................................          61,511
      1,185  Humana, Inc. ....................................................................          81,326
      1,451  Kindred Healthcare, Inc. (a) ....................................................          15,700
                                                                                                --------------
                                                                                                       158,537
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 0.5%
      2,284  Boyd Gaming Corp. (a) ...........................................................          15,166
      1,319  Marcus Corp. ....................................................................          16,448
                                                                                                --------------
                                                                                                        31,614
                                                                                                --------------

             HOUSEHOLD DURABLES - 1.1%
        561  Mohawk Industries, Inc. (a) .....................................................          50,754
      2,448  Panasonic Corp., ADR ............................................................          14,859
                                                                                                --------------
                                                                                                        65,613
                                                                                                --------------

             INSURANCE - 1.9%
      1,508  Protective Life Corp. ...........................................................          43,099
        651  Reinsurance Group of America, Inc. ..............................................          34,842
        932  StanCorp Financial Group, Inc. ..................................................          34,176
                                                                                                --------------
                                                                                                       112,117
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 1.2%
      2,255  AOL, Inc. .......................................................................          66,771
                                                                                                --------------

             IT SERVICES - 2.3%
      2,659  Convergys Corp. .................................................................          43,634
      2,677  CoreLogic, Inc. (a) .............................................................          72,065
        448  NeuStar, Inc., Class A (a) ......................................................          18,785
                                                                                                --------------
                                                                                                       134,484
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 1.5%
      2,422  Mattel, Inc. ....................................................................          88,694
                                                                                                --------------

             LIFE SCIENCES TOOLS & SERVICES - 0.4%
      2,104  Cambrex Corp. (a) ...............................................................          23,944
                                                                                                --------------

             MACHINERY - 2.5%
      1,595  Oshkosh Corp. (a) ...............................................................          47,292
        420  Sauer-Danfoss, Inc. .............................................................          22,415
      2,600  Terex Corp. (a) .................................................................          73,086
                                                                                                --------------
                                                                                                       142,793
                                                                                                --------------

             MARINE - 0.4%
        402  Kirby Corp. (a) .................................................................          24,880
                                                                                                --------------

             MEDIA - 1.3%
      1,489  DISH Network Corp., Class A .....................................................          54,200
      2,030  Live Nation Entertainment, Inc. (a) .............................................          18,899
                                                                                                --------------
                                                                                                        73,099
                                                                                                --------------


                        See Notes to Financial Statements                Page 37

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             METALS & MINING - 3.8%
      1,128  ArcelorMittal ...................................................................  $       19,706
      2,032  Century Aluminum Co. (a) ........................................................          17,800
      5,548  Commercial Metals Co. ...........................................................          82,443
        722  Olympic Steel, Inc. .............................................................          15,985
        250  POSCO, ADR ......................................................................          20,538
        702  Reliance Steel & Aluminum Co. ...................................................          43,594
        959  Vale S.A., ADR ..................................................................          20,101
                                                                                                --------------
                                                                                                       220,167
                                                                                                --------------

             MULTI-UTILITIES - 5.6%
      2,942  Avista Corp. ....................................................................          70,932
      1,391  DTE Energy Co. ..................................................................          83,529
      1,409  Integrys Energy Group, Inc. .....................................................          73,578
      1,383  Sempra Energy ...................................................................          98,110
                                                                                                --------------
                                                                                                       326,149
                                                                                                --------------

             MULTILINE RETAIL - 2.1%
      3,080  Macy's, Inc. ....................................................................         120,182
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 11.5%
      4,274  Chevron Corp. ...................................................................         462,190
        194  China Petroleum & Chemical Corp., ADR ...........................................          22,295
      1,113  Encana Corp. ....................................................................          21,993
        496  Eni S.p.A., ADR .................................................................          24,373
      1,466  HollyFrontier Corp. .............................................................          68,242
        830  Petroleo Brasileiro S.A., ADR ...................................................          16,160
      4,975  Quicksilver Resources, Inc. (a) .................................................          14,229
      1,652  Talisman Energy, Inc. ...........................................................          18,717
        402  Total S.A., ADR .................................................................          20,908
                                                                                                --------------
                                                                                                       669,107
                                                                                                --------------

             PAPER & FOREST PRODUCTS - 2.3%
        422  Domtar Corp. ....................................................................          35,245
      2,550  MeadWestvaco Corp. ..............................................................          81,269
        460  Schweitzer-Mauduit International, Inc. ..........................................          17,954
                                                                                                --------------
                                                                                                       134,468
                                                                                                --------------

             PHARMACEUTICALS - 1.5%
      3,528  Pfizer, Inc. ....................................................................          88,482
                                                                                                --------------

             PROFESSIONAL SERVICES - 0.3%
      1,235  Kelly Services, Inc., Class A ...................................................          19,439
                                                                                                --------------

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
      3,885  Cedar Realty Trust, Inc. ........................................................          20,513
      3,723  Kite Realty Group Trust .........................................................          20,812
      1,613  Pennsylvania Real Estate Investment Trust .......................................          28,453
        510  SL Green Realty Corp. ...........................................................          39,091
                                                                                                --------------
                                                                                                       108,869
                                                                                                --------------


Page 38                 See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
      1,121  Forestar Group, Inc. (a) ........................................................   $      19,427
                                                                                                --------------

             ROAD & RAIL - 0.2%
        882  Arkansas Best Corp. .............................................................           8,423
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
      1,459  Cohu, Inc. ......................................................................          15,815
      2,805  Fairchild Semiconductor International, Inc. (a) .................................          40,392
      2,096  STR Holdings, Inc. (a) ..........................................................           5,282
                                                                                                --------------
                                                                                                        61,489
                                                                                                --------------

             SPECIALTY RETAIL - 2.8%
        528  Advance Auto Parts, Inc. ........................................................          38,201
      1,899  Brown Shoe Co., Inc. ............................................................          34,884
        245  Genesco, Inc. (a) ...............................................................          13,475
        808  PetSmart, Inc. ..................................................................          55,219
      1,035  Sonic Automotive, Inc., Class A .................................................          21,621
                                                                                                --------------
                                                                                                       163,400
                                                                                                --------------

             THRIFTS & MORTGAGE FINANCE - 2.7%
      8,873  Astoria Financial Corp. .........................................................          83,051
      5,931  People's United Financial, Inc. .................................................          71,706
                                                                                                --------------
                                                                                                       154,757
                                                                                                --------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.2%
      1,130  NTT DoCoMo, Inc., ADR ...........................................................          16,283
      1,429  Telephone & Data Systems, Inc. ..................................................          31,638
      2,161  VimpelCom Ltd., ADR .............................................................          22,669
                                                                                                --------------
                                                                                                        70,590
                                                                                                --------------

             TOTAL INVESTMENTS - 97.3% .......................................................       5,646,723
             (Cost $5,322,437) (b)

             NET OTHER ASSETS AND LIABILITIES - 2.7% .........................................         156,936
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    5,803,659
                                                                                                ==============

-------------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $5,322,437. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $669,666 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $345,380.

ADR   American Depositary Receipt

                        See Notes to Financial Statements                Page 39

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2012        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  5,646,723    $  5,646,723    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2012.

COUNTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

             United States ..............................................  78.4%
             Canada .....................................................   4.8
             United Kingdom .............................................   4.2
             Japan ......................................................   3.1
             Ireland ....................................................   1.7
             Italy ......................................................   0.7
             Brazil .....................................................   0.6
             France .....................................................   0.6
             Netherlands ................................................   0.5
             Bermuda ....................................................   0.4
             China ......................................................   0.4
             Germany ....................................................   0.4
             Korea ......................................................   0.4
             Spain ......................................................   0.4
             Switzerland ................................................   0.4
             Luxembourg .................................................   0.3
             Net Other Assets and Liabilities ...........................   2.7
                                                                          ------
                                                                          100.0%
                                                                          ======


Page 40                 See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
 COMMON STOCKS - 98.2%

             AEROSPACE & DEFENSE - 2.4%
      2,329  Triumph Group, Inc. .............................................................  $      152,084
                                                                                                --------------

             AIRLINES - 2.3%
      3,357  Alaska Air Group, Inc. (a) ......................................................         144,653
                                                                                                --------------

             AUTO COMPONENTS - 0.9%
      2,514  Standard Motor Products, Inc. ...................................................          55,861
                                                                                                --------------

             CHEMICALS - 8.7%
      2,684  CF Industries Holdings, Inc. ....................................................         545,282
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 10.6%
     21,910  Seagate Technology PLC ..........................................................         667,817
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 14.3%
      9,401  BCE, Inc. .......................................................................         403,679
     13,002  BT Group PLC, ADR ...............................................................         494,466
                                                                                                --------------
                                                                                                       898,145
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.6%
      4,553  PC Connection, Inc. .............................................................          52,360
      2,990  Zygo Corp. (a) ..................................................................          46,943
                                                                                                --------------
                                                                                                        99,303
                                                                                                --------------

             FOOD & STAPLES RETAILING - 1.5%
      1,821  Casey's General Stores, Inc. ....................................................          96,695
                                                                                                --------------

             FOOD PRODUCTS - 2.6%
      7,637  Smithfield Foods, Inc. (a) ......................................................         164,730
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 4.8%
      4,380  Humana, Inc. ....................................................................         300,599
                                                                                                --------------

             IT SERVICES - 2.3%
      3,428  NeuStar, Inc., Class A (a) ......................................................         143,736
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 8.1%
     13,839  Mattel, Inc. ....................................................................         506,784
                                                                                                --------------

             LIFE SCIENCES TOOLS & SERVICES - 1.3%
      7,080  Cambrex Corp. (a) ...............................................................          80,570
                                                                                                --------------

             MACHINERY - 1.9%
      2,282  Sauer-Danfoss, Inc. .............................................................         121,790
                                                                                                --------------

             MARINE - 2.6%
      2,638  Kirby Corp. (a)..................................................................         163,266
                                                                                                --------------

             MEDIA - 5.7%
      9,780  DISH Network Corp., Class A .....................................................         355,992
                                                                                                --------------

             MULTILINE RETAIL - 7.4%
     11,897  Macy's, Inc. ....................................................................         464,221
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 6.2%
      3,596  Chevron Corp. ...................................................................         388,872
                                                                                                --------------

                        See Notes to Financial Statements                Page 41

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2012

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             PAPER & FOREST PRODUCTS - 1.0%
      1,547  Schweitzer-Mauduit International, Inc. ..........................................  $       60,379
                                                                                                --------------

             SPECIALTY RETAIL - 12.0%
      3,469  Advance Auto Parts, Inc. ........................................................         250,982
      1,149  Genesco, Inc. (a) ...............................................................          63,195
      5,313  PetSmart, Inc. ..................................................................         363,090
      3,484  Sonic Automotive, Inc. ..........................................................          72,781
                                                                                                --------------
                                                                                                       750,048
                                                                                                --------------

             TOTAL INVESTMENTS - 98.2% .......................................................       6,160,827
             (Cost $5,266,985) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.8% .........................................         115,669
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    6,276,496
                                                                                                ==============

-------------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $5,266,985. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,038,464 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $144,622.

ADR   American Depositary Receipt

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2012        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  6,160,827    $  6,160,827    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2012.

Page 42                 See Notes to Financial Statements

                      This Page Left Blank Intentionally.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET       THE DOW(R)      TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
ASSETS:
Investments, at value (1)...................................  $ 17,999,635   $ 6,474,538   $ 15,418,006   $ 30,683,093
Cash........................................................       368,031            --        256,611        935,794
Prepaid expenses............................................           441           152            378            640
Receivables:
    Investment securities sold..............................        66,558        99,902             --             --
    Dividends...............................................        22,432         3,125         32,369        152,532
    Membership Interests purchased..........................            --           310             --             --
    From Investment Advisor.................................            --            --             --             --
                                                              ------------   -----------   ------------   ------------
    Total Assets............................................    18,457,097     6,578,027     15,707,364     31,772,059
                                                              ------------   -----------   ------------   ------------

LIABILITIES:
Payables:
    Audit fees..............................................        17,000        17,000         17,000         17,000
    Membership Interest servicing fees......................        15,622         5,563         13,461         24,769
    Investment advisory fees................................        12,497         4,495         14,333         28,113
    Membership Interests redeemed...........................         2,768            --          7,387         34,756
    Printing fees...........................................         3,458         3,452          3,457          3,460
    Custodian fees..........................................         5,364         1,697          2,365          3,974
    12b-1 service fees......................................         3,907         1,429          3,337          6,588
    Due to custodian........................................            --         6,335             --             --
    Licensing fees..........................................         4,327           851             --             --
    Administrative fees.....................................         1,266           463          1,081          2,134
    Legal fees..............................................           657           267            570            923
    Trustees' fees and expenses.............................            38            10             35              2
Other liabilities...........................................         1,051           288            341          1,319
                                                              ------------   -----------   ------------   ------------
    Total Liabilities.......................................        67,955        41,850         63,367        123,038
                                                              ------------   -----------   ------------   ------------
NET ASSETS..................................................  $ 18,389,142   $ 6,536,177   $ 15,643,997   $ 31,649,021
                                                              ============   ===========   ============   ============
(1) Investments, at cost....................................  $ 16,245,012   $ 5,891,146   $ 15,285,135   $ 27,912,503
                                                              ============   ===========   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital.............................................  $ 16,634,519   $ 5,952,785   $ 15,511,126   $ 28,877,752
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation.............................     1,754,623       583,392        132,871      2,771,269
                                                              ------------   -----------   ------------   ------------
NET ASSETS..................................................  $ 18,389,142   $ 6,536,177   $ 15,643,997   $ 31,649,021
                                                              ============   ===========   ============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interests outstanding (Net Assets/Membership
   Interests outstanding)...................................  $      10.59   $     12.06   $      10.43   $      24.61
                                                              ============   ===========   ============   ============
Number of Membership Interests outstanding..................     1,736,365       541,766      1,500,048      1,286,109
                                                              ============   ===========   ============   ============


Page 44                 See Notes to Financial Statements

                               FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  7,026,407   $  3,128,377   $  5,646,723   $  6,160,827
     144,825         11,564             --         84,276
         178             88            135            148

          --         49,538        199,531         59,986
       6,685             --         12,704         15,570
      19,980             --             --             --
          --            686             --             --
------------   ------------   ------------   ------------
   7,198,075      3,190,253      5,859,093      6,320,807
------------   ------------   ------------   ------------



      17,000         17,000         17,000         17,000
       6,224          2,962          4,923          5,303
       5,651             --          7,474          5,751
          --            168          6,223          5,638
       3,453          3,451          3,452          3,452
       2,853          2,664          4,369          2,462
       1,531            692          1,246          1,331
          --             --          6,814             --
          --             --          2,140          2,271
         496            224            404            431
         299            181            241            261
          14             14             11             16
         384            333          1,137            395
------------   ------------   ------------   ------------
      37,905         27,689         55,434         44,311
------------   ------------   ------------   ------------
$  7,160,170   $  3,162,564   $  5,803,659   $  6,276,496
============   ============   ============   ============
$  6,630,153   $  3,102,673   $  5,322,437   $  5,266,985
============   ============   ============   ============

$  6,763,916   $  3,136,860   $  5,479,373   $  5,382,654

     396,254         25,704        324,286        893,842
------------   ------------   ------------   ------------
$  7,160,170   $  3,162,564   $  5,803,659   $  6,276,496
============   ============   ============   ============


$      11.24   $      10.61   $       5.02   $       3.41
============   ============   ============   ============
     636,932        298,177      1,156,406      1,840,390
============   ============   ============   ============



                        See Notes to Financial Statements                Page 45

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
INVESTMENT INCOME:
Dividends...................................................  $    559,632   $   175,471   $    752,659   $  1,353,829
Interest....................................................           141            75            216            331
Foreign withholding tax on dividend income..................       (39,857)           --             --        (25,690)
                                                              ------------   -----------   ------------   ------------
   Total investment income..................................       519,916       175,546        752,875      1,328,470
                                                              ------------   -----------   ------------   ------------
EXPENSES:
Investment advisory fees....................................       119,690        42,033        112,947        171,900
Membership Interest servicing fees..........................        69,060        24,415         65,543         98,981
12b-1 service fees..........................................        49,871        17,514         47,061         71,625
Audit fees..................................................        17,266        17,266         17,266         17,266
Custodian fees..............................................        20,658         6,953          9,954         15,930
Administrative fees.........................................        16,158         5,674         15,248         23,206
Licensing fees..............................................        17,340         2,757         10,000             --
Printing fees...............................................         6,207         6,122          6,203          6,248
Trustees' fees and expenses.................................         4,985         4,341          4,906          5,367
Legal fees..................................................         5,975         2,370          5,694          8,573
Other.......................................................         7,477         1,914          3,565         13,228
                                                              ------------   -----------   ------------   ------------
   Total expenses...........................................       334,687       131,359        298,387        432,324
   Fees waived or expenses reimbursed by the investment
      advisor                                                      (41,448)      (28,385)       (21,677)       (11,173)
                                                              ------------   -----------   ------------   ------------
Net expenses................................................       293,239       102,974        276,710        421,151
                                                              ------------   -----------   ------------   ------------
NET INVESTMENT INCOME (LOSS)................................       226,677        72,572        476,165        907,319
                                                              ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..............................................       450,530       523,119      1,235,662       (798,326)
   Foreign currency transactions............................            --            --             --         10,536
                                                              ------------   -----------   ------------   ------------
Net realized gain (loss)....................................       450,530       523,119      1,235,662       (787,790)
                                                              ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................     1,802,786       116,508       (808,234)     5,930,970
   Foreign currency translation.............................            --            --             --          1,879
                                                              ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation)........     1,802,786       116,508       (808,234)     5,932,849
                                                              ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................     2,253,316       639,627        427,428      5,145,059
                                                              ------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..........................................  $  2,479,993   $   712,199   $    903,593   $  6,052,378
                                                              ============   ===========   ============   ============


Page 46                 See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$    172,139   $     51,690   $    186,408   $    162,650
          80             46             67             50
          --             --         (5,287)        (3,621)
------------   ------------   ------------   ------------
     172,219         51,736        181,188        159,079
------------   ------------   ------------   ------------

      48,821         26,475         38,902         41,771
      28,288         15,371         22,384         24,090
      20,342         11,031         16,209         17,405
      17,266         17,266         17,266         17,266
      11,395          9,580         14,241         11,253
       6,591          3,574          5,252          5,639
       5,000          5,000          4,137          5,818
       6,134          6,110          6,123          6,121
       4,398          4,220          4,313          4,346
       2,638          1,582          2,019          2,197
       3,075          1,925          7,351          3,127
------------   ------------   ------------   ------------
     153,948        102,134        138,197        139,033

     (34,343)       (37,272)       (49,375)       (36,694)
------------   ------------   ------------   ------------
     119,605         64,862         88,822        102,339
------------   ------------   ------------   ------------
      52,614        (13,126)        92,366         56,740
------------   ------------   ------------   ------------


     481,797        401,440       (528,640)    (1,555,791)
          --             --             --             --
------------   ------------   ------------   ------------
     481,797        401,440       (528,640)    (1,555,791)
------------   ------------   ------------   ------------

     187,293        192,956      1,275,528      2,882,693
          --             --             --             --
------------   ------------   ------------   ------------
     187,293        192,956      1,275,528      2,882,693
------------   ------------   ------------   ------------
     669,090        594,396        746,888      1,326,902
------------   ------------   ------------   ------------

$    721,704   $    581,270   $    839,254   $  1,383,642
============   ============   ============   ============


                        See Notes to Financial Statements                Page 47

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
OPERATIONS:
Net investment income (loss)................................  $    226,677   $    72,572   $    476,165   $    907,319
Net realized gain (loss)....................................       450,530       523,119      1,235,662       (787,790)
Net change in unrealized appreciation (depreciation)........     1,802,786       116,508       (808,234)     5,932,849
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting from
   operations ..............................................     2,479,993       712,199        903,593      6,052,378
Net increase (decrease) in net assets from Membership
   Interest transactions....................................    (4,104,172)     (946,372)    (7,000,511)       995,079
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets.......................    (1,624,179)     (234,173)    (6,096,918)     7,047,457

NET ASSETS:
Beginning of period.........................................    20,013,321     6,770,350     21,740,915     24,601,564
                                                              ------------   -----------   ------------   ------------
End of period...............................................  $ 18,389,142   $ 6,536,177   $ 15,643,997   $ 31,649,021
                                                              ============   ===========   ============   ============




FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
OPERATIONS:
Net investment income (loss)................................  $    141,280   $    91,453   $    610,462   $  1,061,320
Net realized gain (loss)....................................     3,394,940       531,384      1,635,495      1,020,452
Net change in unrealized appreciation (depreciation)........    (4,040,729)     (189,934)    (1,255,506)    (4,668,514)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting from
   operations ..............................................      (504,509)      432,903        990,451     (2,586,742)
Net increase (decrease) in net assets from Membership
   Interest transactions....................................    (7,322,490)     (459,328)    (1,530,236)    (9,300,804)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets.......................    (7,826,999)      (26,425)      (539,785)   (11,887,546)

NET ASSETS:
Beginning of period.........................................    27,840,320     6,796,775     22,280,700     36,489,110
                                                              ------------   -----------   ------------   ------------
End of period...............................................  $ 20,013,321   $ 6,770,350   $ 21,740,915   $ 24,601,564
                                                              ============   ===========   ============   ============



Page 48                 See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$     52,614   $    (13,126)  $     92,366   $     56,740
     481,797        401,440       (528,640)    (1,555,791)
     187,293        192,956      1,275,528      2,882,693
------------   ------------   ------------   ------------

     721,704        581,270        839,254      1,383,642

  (2,749,729)    (1,822,177)    (2,041,246)    (2,242,040)
------------   ------------   ------------   ------------
  (2,028,025)    (1,240,907)    (1,201,992)      (858,398)


   9,188,195      4,403,471      7,005,651      7,134,894
------------   ------------   ------------   ------------
$  7,160,170   $  3,162,564   $  5,803,659   $  6,276,496
============   ============   ============   ============








                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$     15,328   $    (60,391)  $     81,684   $   (112,169)
   1,536,111      1,341,288        843,673      2,583,438
  (1,037,348)    (1,162,853)    (2,371,729)    (4,963,046)
------------   ------------   ------------   ------------

     514,091        118,044     (1,446,372)    (2,491,777)

    (821,473)    (3,416,639)    (2,263,449)    (2,975,546)
------------   ------------   ------------   ------------
    (307,382)    (3,298,595)    (3,709,821)    (5,467,323)


   9,495,577      7,702,066     10,715,472     12,602,217
------------   ------------   ------------   ------------
$  9,188,195   $  4,403,471   $  7,005,651   $  7,134,894
============   ============   ============   ============



                        See Notes to Financial Statements                Page 49

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
AMOUNT:
Sold........................................................  $  1,426,483   $ 2,453,000   $ 13,404,424   $  7,751,800
Redeemed....................................................    (5,530,655)   (3,399,372)   (20,404,935)    (6,756,721)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................  $ (4,104,172)  $  (946,372)  $ (7,000,511)  $    995,079
                                                              ============   ===========   ============   ============
MEMBERSHIP INTEREST:
Sold........................................................       139,952       211,056      1,322,448        340,327
Redeemed....................................................      (540,567)     (291,123)    (2,022,744)      (307,703)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................      (400,615)      (80,067)      (700,296)        32,624
                                                              ============   ===========   ============   ============


FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
AMOUNT:
Sold........................................................  $  4,870,316   $ 3,185,931   $  9,728,762   $  4,598,742
Redeemed....................................................   (12,192,806)   (3,645,259)   (11,258,998)   (13,899,546)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................  $ (7,322,490)   $ (459,328)   $(1,530,236)  $ (9,300,804)
                                                              ============   ===========   ============   ============
MEMBERSHIP INTEREST:
Sold........................................................       491,466       305,684      1,021,990        220,784
Redeemed....................................................    (1,275,953)     (356,210)    (1,213,083)      (686,959)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................      (784,487)      (50,526)      (191,093)      (466,175)
                                                              ============   ===========   ============   ============


Page 50                 See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  2,639,871   $  2,802,764   $    736,999   $    298,475
  (5,389,600)    (4,624,941)    (2,778,245)    (2,540,515)
------------   ------------   ------------   ------------
$ (2,749,729)  $ (1,822,177)  $ (2,041,246)  $ (2,242,040)
============   ============   ============   ============

     237,623        252,285        157,116         96,695
    (495,013)      (422,824)      (590,528)      (796,356)
------------   ------------   ------------   ------------
    (257,390)      (170,539)      (433,412)      (699,661)
============   ============   ============   ============







                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  9,210,189   $  3,641,426   $  5,467,132   $  1,768,615
 (10,031,662)    (7,058,065)    (7,730,581)    (4,744,161)
------------   ------------   ------------   ------------
$   (821,473)  $ (3,416,639)  $ (2,263,449)  $ (2,975,546)
============   ============   ============   ============

     903,545        358,143      1,120,376        534,953
  (1,013,467)      (720,325)    (1,696,406)    (1,374,189)
------------   ------------   ------------   ------------
    (109,922)      (362,182)      (576,030)      (839,236)
============   ============   ============   ============



                        See Notes to Financial Statements                Page 51

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/12        12/31/11        12/31/10        12/31/09         12/31/08
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period            $     9.37      $     9.53      $     8.00      $     7.08       $    12.83
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.12            0.05            0.07            0.06             0.08
Net realized and unrealized gain (loss) .......       1.10           (0.21)           1.46            0.86            (5.83)
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       1.22           (0.16)           1.53            0.92            (5.75)
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    10.59      $     9.37      $     9.53      $     8.00       $     7.08
                                                ==========      ==========      ==========      ==========       ==========
Total return (b) (c) ..........................      13.02%          (1.68)%         19.13%          12.99%          (44.82)%
                                                ==========      ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $   18,389      $   20,013      $   27,840      $   31,149       $   32,281
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       1.68%           1.69%           1.70%           1.66%            1.51%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................       1.14%           0.55%           0.81%           0.82%            0.75%
Portfolio turnover rate .......................         72%             89%            101%            111%             155%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


Page 52                 See Notes to Financial Statements

THE DOW(R) DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/12        12/31/11        12/31/10        12/31/09         12/31/08
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $    10.89      $    10.11      $     8.66      $     7.60       $    10.63
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.12            0.17            0.20            0.14             0.13
Net realized and unrealized gain (loss) .......       1.05            0.61            1.25            0.92            (3.16)
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       1.17            0.78            1.45            1.06            (3.03)
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    12.06      $    10.89      $    10.11      $     8.66       $     7.60
                                                ==========      ==========      ==========      ==========       ==========
Total return (b) (c) ..........................      10.74%           7.72%          16.74%          13.95%          (28.50)%
                                                ==========      ==========      ==========      ==========       ==========


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $    6,536      $    6,770      $    6,797      $    5,447       $    7,081
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       1.88%           1.96%           2.09%           2.13%            1.81%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................       1.04%           1.61%           2.24%           2.00%            1.42%
Portfolio turnover rate .......................         77%             95%            104%            108%             105%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


                        See Notes to Financial Statements                Page 53

THE DOW(R) TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/12        12/31/11        12/31/10        12/31/09         12/31/08
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $     9.88      $     9.32      $     8.00      $     7.01       $    11.79
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.26            0.28            0.24            0.18             0.28
Net realized and unrealized gain (loss) .......       0.29            0.28            1.08            0.81            (5.06)
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       0.55            0.56            1.32            0.99            (4.78)
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    10.43      $     9.88      $     9.32      $     8.00       $     7.01
                                                ==========      ==========      ==========      ==========       ==========
Total return (b) (c) ..........................       5.57%           6.01%          16.50%          14.12%          (40.54)%
                                                ==========      ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $   15,644      $   21,741      $   22,281      $   22,557       $   20,369
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       1.59%           1.58%           1.60%           1.67%            1.47%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................       2.53%           2.92%           2.77%           2.83%            2.76%
Portfolio turnover rate .......................        145%            107%            104%            109%             172%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


Page 54                 See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/12        12/31/11        12/31/10        12/31/09         12/31/08
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $    19.63      $    21.22      $    19.34      $    13.71       $    23.96
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.71            0.71            0.52            0.11             0.72
Net realized and unrealized gain (loss) .......       4.27           (2.30)           1.36            5.52           (10.97)
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       4.98           (1.59)           1.88            5.63           (10.25)
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    24.61      $    19.63      $    21.22      $    19.34       $    13.71
                                                ==========      ==========      ==========      ==========       ==========
Total return (b) (c) ..........................      25.37%          (7.49)%          9.72%          41.06%          (42.78)%
                                                ==========      ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $   31,649      $   24,602      $   36,489      $   46,885       $   36,063
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       1.51%           1.54%           1.53%           1.53%            1.53%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................       3.17%           3.39%           2.69%           0.71%            3.47%
Portfolio turnover rate .......................         59%             47%            123%             84%             105%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


                        See Notes to Financial Statements                Page 55

S&P(R) TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/12        12/31/11        12/31/10        12/31/09         12/31/08
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $    10.27      $     9.46      $     7.93      $     6.97       $     9.66
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..................       0.07 (a)        0.02 (a)        0.04 (a)        0.07 (a)         0.01
Net realized and unrealized gain (loss) .......       0.90            0.79            1.49            0.89           (2.70)
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       0.97            0.81            1.53            0.96           (2.69)
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    11.24      $    10.27      $     9.46      $     7.93       $     6.97
                                                ==========      ==========      ==========      ==========       ==========
Total return (b) (c) ..........................       9.45%           8.56%          19.29%          13.77%          (27.85)%
                                                ==========      ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $    7,160      $    9,188      $    9,496      $    9,292       $    7,758
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       1.89%           1.81%           1.95%           2.07%            1.83%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................       0.65%           0.16%           0.46%           0.97%            0.10%
Portfolio turnover rate .......................        115%            161%            135%            142%             202%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


Page 56                 See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/12        12/31/11        12/31/10        12/31/09         12/31/08
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $     9.39      $     9.27      $     7.11      $     6.08       $    12.38
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............      (0.03)          (0.10)           0.12           (0.04)           (0.07)
Net realized and unrealized gain (loss) .......       1.25            0.22            2.04            1.07            (6.23)
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       1.22            0.12            2.16            1.03            (6.30)
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    10.61      $     9.39      $     9.27      $     7.11       $     6.08
                                                ==========      ==========      ==========      ==========       ==========
Total return (b) (c) ..........................      12.99%           1.29%          30.38%          16.94%          (50.89)%
                                                ==========      ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $    3,163      $    4,403      $    7,702      $    2,821       $    3,177
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       2.31%           2.01%           2.49%           2.93%            2.13%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................      (0.30)%         (1.02)%          1.52%          (0.68)%          (0.79)%
Portfolio turnover rate .......................        132%            127%            100%            194%             181%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


                        See Notes to Financial Statements                Page 57

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/12        12/31/11        12/31/10        12/31/09         12/31/08
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $     4.41      $     4.95      $     4.16      $     3.23       $     5.75
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.07            0.04            0.04            0.03             0.07
Net realized and unrealized gain (loss) .......       0.54           (0.58)           0.75            0.90            (2.59)
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       0.61           (0.54)           0.79            0.93            (2.52)
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $     5.02      $     4.41      $     4.95      $     4.16       $     3.23
                                                ==========      ==========      ==========      ==========       ==========
Total return (b) (c) ..........................      13.83%         (10.91)%         18.99%          28.79%          (43.83)%
                                                ==========      ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $    5,804      $    7,006      $   10,715      $   11,204       $    4,708
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       2.13%           2.08%           2.01%           2.29%            2.97%
Ratio of expenses to average net assets .......       1.37%           1.37%           1.37%           1.37%            1.37%
Ratio of net investment income (loss) to
   average net assets .........................       1.42%           0.79%           0.95%           0.92%            1.40%
Portfolio turnover rate .......................         82%            124%            110%             81%             248%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


Page 58                 See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/12        12/31/11        12/31/10        12/31/09         12/31/08
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $     2.81      $     3.73      $     2.86      $     2.67       $     5.91
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.03           (0.04)          (0.03)          (0.02)           (0.01)
Net realized and unrealized gain (loss) .......       0.57           (0.88)           0.90            0.21            (3.23)
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       0.60           (0.92)           0.87            0.19            (3.24)
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $     3.41      $     2.81      $     3.73      $     2.86       $     2.67
                                                ==========      ==========      ==========      ==========       ==========
Total return (b) (c) ..........................      21.35%         (24.67)%         30.42%           7.12%          (54.82)%
                                                ==========      ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $    6,276      $    7,135      $   12,602      $   11,211       $   15,186
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       2.00%           1.81%           1.83%           1.80%            1.51%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................       0.82%          (1.10)%         (0.82)%         (0.63)%          (0.22)%
Portfolio turnover rate .......................        107%            129%            103%            119%             142%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


                        See Notes to Financial Statements                Page 59

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2012

                              1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The Registrant offers eight managed investment portfolios (each a "Portfolio" and collectively, the "Portfolios") as follows:

    Target Managed VIP Portfolio
    The Dow(R) DART 10 Portfolio
    The Dow(R) Target Dividend Portfolio
    Global Dividend Target 15 Portfolio
    S&P(R) Target 24 Portfolio
    NASDAQ(R) Target 15 Portfolio
    First Trust Target Focus Four Portfolio
    Value Line(R) Target 25 Portfolio

Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Portfolio Membership Interests (each an "Interest," and collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of the applicable Portfolio. Interests are not offered directly to the public. Interests are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B"), a separate account of Prudential Annuities Life Assurance Corporation ("Prudential"), to fund the benefits of variable annuity policies (the "Policies") issued by Prudential. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Portfolios have indirect rights to the Interests.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Interest is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Portfolio) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the 1940 Act. Each Portfolio's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing a Portfolio's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value a Portfolio's securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2012


Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect a Portfolio's NAV, First Trust will use a fair value method to value a Portfolio's securities. The use of fair value pricing is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which a Portfolio might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which a Portfolio might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    foreign currency exchange activity;

      4) the trading prices of financial products that are tied to baskets of foreign securities;

      5)    factors relating to the event that precipitated the pricing problem;

      6)    whether the event is likely to recur; and

      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Portfolio's investments as of December 31, 2012, is included with the Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2012


C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. Unrealized appreciation of $679 from dividends receivable in foreign currencies is included in "Dividends receivable" on the Statement of Assets and Liabilities for the Global Dividend Target 15 Portfolio.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income and net realized long-term and short-term capital gains of all Portfolios may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all distributions paid by a Portfolio will be reinvested by the Portfolio.

E. INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of Prudential and is not taxed separately. The Registrant intends to continue to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Portfolios are not currently taxable when left to accumulate within a variable annuity contract. As such, no distributions have been paid by any of the Portfolios and no federal or state income tax provision is required.

F. EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Registrant with the exception of audit and printing fees, which are allocated evenly among the Portfolios, are generally allocated to all the Portfolios based upon the average net assets of each Portfolio.

The Registrant has entered into an Administrative Services Agreement (the "Agreement") with Prudential whereby Prudential provides certain Membership Interests servicing reasonably necessary for the operations of the Portfolios other than the management services provided by First Trust pursuant to the Investment Advisory and Management Agreement. As compensation for the services rendered under the Agreement, Prudential is paid fees at an annual rate of 0.30% of average daily net assets from the Portfolios. These fees are included in "Membership Interest servicing fees" on the Statements of Operations.

First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Licensing Information in the Additional Information section of this report). The Portfolios are sub-licensees to these license agreements and are required to pay licensing fees, which are shown on the Statements of Operations.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust, the investment advisor to the Portfolios, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Portfolio with discretionary investment services and certain administrative services necessary for the management of the Portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Portfolio's average daily net assets.

For the period September 30, 2004 through December 31, 2013, First Trust has contractually agreed to waive fees and reimburse expenses of the Portfolios to limit the total annual fund operating expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) to 1.37% for the First Trust Target Focus Four Portfolio and 1.47% for each of the other Portfolios' average daily net assets. Expenses reimbursed and fees waived by First Trust under the Fee Waiver, Expense Reimbursement and Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Portfolio if it results in the Portfolio exceeding an expense ratio equal to the expense cap in place at the time the expenses or fees were reimbursed or waived by First Trust.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2012


These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. The advisory fee waivers and expense reimbursements for the year ended December 31, 2012 and the expenses borne by First Trust subject to recovery from each Portfolio at December 31, 2012 were as follows:

                                                                      EXPENSES BORNE BY FIRST TRUST SUBJECT TO RECOVERY
                                                                      -------------------------------------------------
                                                                      YEAR ENDED   YEAR ENDED   YEAR ENDED
                                               FEES       EXPENSES     DECEMBER     DECEMBER     DECEMBER
                                              WAIVED     REIMBURSED    31, 2010     31, 2011     31, 2012      TOTAL
                                            ----------   ----------   ----------   ----------   ----------   ----------
Target Managed VIP
  Portfolio............................     $   41,448   $       --   $   62,766   $   56,401   $   41,448   $  160,615
The Dow(R) Dart 10
  Portfolio............................         28,385           --       33,855       27,884       28,385       90,124
The Dow(R) Target Dividend
  Portfolio............................         21,677           --       28,538       22,017       21,677       72,232
Global Dividend Target 15
  Portfolio............................         11,173           --       24,765       22,253       11,173       58,191
S&P(R) Target 24
  Portfolio............................         34,343           --       38,449       32,445       34,343      105,237
NASDAQ(R) Target 15
  Portfolio............................         26,475       10,797       40,900       32,132       37,272      110,304
First Trust Target Focus Four
  Portfolio............................         38,902       10,473       67,821       73,400       49,375      190,596
Value Line(R) Target 25
  Portfolio ...........................         36,694           --       40,655       34,798       36,694      112,147

BNY Mellon Investment Servicing (US) Inc. serves as the Registrant's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. The Bank of New York Mellon serves as the Registrant's Custodian in accordance with certain fee arrangements.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Registrant. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Registrant and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Registrant.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms until December 31, 2013 before rotating to serve as chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the trusts for acting in such capacities.

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Portfolio, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Portfolios will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP") serves as the selling agent and distributor of Interests of the Portfolios. In this capacity, FTP manages the offering of the Portfolios' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate Prudential for providing account services to policy owners.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2012


These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Portfolio may spend up to 0.25% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale and distribution of a Portfolio's Interests including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Portfolio's Interests, certain other expenses associated with the distribution of the Portfolios, and any distribution-related expenses that may be authorized by the Registrant's Board of Trustees.

During the year ended December 31, 2012, all service fees received by FTP were paid to Prudential, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Registrant's Board of Trustees and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. government and short-term investments, for the year ended December 31, 2012, were as follows:

                                                         PURCHASES                   SALES
                                                       -------------             -------------
Target Managed VIP Portfolio ................           $13,996,627               $17,894,724
The Dow(R) DART 10 Portfolio ................             5,277,063                 6,110,952
The Dow(R) Target Dividend Portfolio ........            26,378,202                32,121,668
Global Dividend Target 15 Portfolio .........            17,641,139                16,455,398
S&P(R) Target 24 Portfolio ..................             9,244,371                11,977,899
NASDAQ(R) Target 15 Portfolio ...............             5,633,502                 7,523,651
First Trust Target Focus Four Portfolio .....             5,168,318                 7,251,552
Value Line(R) Target 25 Portfolio ...........             7,323,954                 9,578,715

                            6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

                               7. INDEMNIFICATION

The Registrant has a variety of indemnification obligations under contracts with its service providers. The Registrant's maximum exposure under these arrangements is unknown. However, the Registrant has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Portfolios. For additional information about the risks associated with investing in the Portfolios, please see the Portfolios' prospectus and statement of additional information, as well as other regulatory filings.

MARKET RISK: The principal risk of investing in the Portfolios is market risk. Market risk is the risk that a particular stock in a Portfolio, the Portfolio itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-U.S. SECURITIES INVESTMENT RISK: The Portfolios may invest in non-U.S. securities. Investing in securities of non-U.S. companies and non-U.S. governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many non-U.S. companies and non-U.S. governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2012


NON-DIVERSIFICATION RISK: Each Portfolio is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Portfolio may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Portfolio to greater market fluctuations than is experienced by a diversified fund. Each Portfolio is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

INVESTMENT STRATEGY RISK: Each Portfolio is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Portfolios will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Each Portfolio's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

SMALL CAP COMPANY RISK: The Target Managed VIP Portfolio and Value Line(R) Target 25 Portfolio invest in small cap stocks, which presents additional risk. Small cap stocks are more vulnerable to market conditions, less liquid and generally experience greater price volatility than stocks of larger capitalization companies.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND MEMBER OF FIRST DEFINED PORTFOLIO FUND, LLC:

We have audited the accompanying statements of assets and liabilities of First Defined Portfolio Fund, LLC (the "Registrant"), comprised of Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio, and Value Line(R) Target 25 Portfolio (collectively, the "Portfolios"), including the portfolios of investments, as of December 31, 2012 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Registrant is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Registrant's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the Portfolios' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios listed above included in the First Defined Portfolio Fund, LLC as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 12, 2013

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         DECEMBER 31, 2012 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies and information on how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NQ. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                             LICENSING INFORMATION

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of the Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"), and "Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," "Dow 30(SM)," and "The Dow 10(SM) " and Dow Jones are registered trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by FTP on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio and S&P(R) Target 24 Portfolio are sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates make any representation regarding the advisability of investing in such product(s).

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         DECEMBER 31, 2012 (UNAUDITED)

Information pertaining to the Trustees and officers of the Registrant is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.

                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN
                                                                                                   THE FIRST TRUST       OTHER
      NAME, ADDRESS,                 TERM OF OFFICE                                                 FUND COMPLEX    TRUSTEESHIPS OR
     DATE OF BIRTH AND               AND LENGTH OF              PRINCIPAL OCCUPATIONS                OVERSEEN BY     DIRECTORSHIPS
POSITION WITH THE REGISTRANT            SERVICE                  DURING PAST 5 YEARS                   TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee  o  Indefinite Term        Physician; President, Wheaton Orthopedics;        98        None
c/o First Trust Advisors L.P.                           Co-Owner and Co-Director (January 1996
120 East Liberty Drive,       o  Since Inception        to May 2007), Sports Med Center for
  Suite 400                                             Fitness; Limited Partner, Gundersen Real
Wheaton, IL 60187                                       Estate Limited Partnership; Member,
D.O.B.: 04/51                                           Sportsmed LLC

Thomas R. Kadlec, Trustee     o  Indefinite Term        President (March 2010 to Present), Senior         98        Director of ADM
c/o First Trust Advisors L.P.                           Vice President and Chief Financial Officer                  Investor
120 East Liberty Drive,       o  Since March 2004       (May 2007 to March 2010), Vice President Inc.               Services, Inc.
  Suite 400                                             and Chief Financial Officer (1990 to May                    and ADM Investor
Wheaton, IL 60187                                       2007), ADM Investor Services, Inc. (Futures                 Services
D.O.B.: 11/57                                           Commission Merchant)                                        International

Robert F. Keith, Trustee      o  Indefinite Term        President (2003 to Present), Hibs                 98        Director of
c/o First Trust Advisors L.P.                           Enterprises (Financial and Management                       Trust Company of
120 East Liberty Drive,       o  Since April 2007       Consulting)                                                 Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee      o  Indefinite Term        President and Chief Executive Officer (June       98        Director of
c/o First Trust Advisors L.P.                           2012 to Present), Dew Learning LLC                          Covenant
120 East Liberty Drive,       o  Since Inception        (Educational Products and Services); President              Transport Inc.
  Suite 400                                             (June 2002 to June 2012), Covenant College
Wheaton, IL 60187
D.O.B.: 03/54

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee    o  Indefinite Term        Chief Executive Officer (December 2010            98        None
and Chairman of the Board                               to Present), President (until December
120 East Liberty Drive,       o  Since Inception        2010), First Trust Advisors L.P. and First
  Suite 400                                             Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                                       Board of Directors, BondWave LLC
D.O.B.: 09/55                                           (Software Development Company/
                                                        Investment Advisor) and Stonebridge
                                                        Advisors LLC (Investment Advisor)

------------------------

(1) Mr. Bowen is deemed an "interested person" of the Registrant due to his position as CEO of First Trust Advisors L.P., investment advisor of the Registrant.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         DECEMBER 31, 2012 (UNAUDITED)

    NAME, ADDRESS          POSITION AND OFFICES         TERM OF OFFICE AND               PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH          WITH REGISTRANT             LENGTH OF SERVICE                DURING PAST 5 YEARS

------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS (2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley         President and Chief          o  Indefinite Term           Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,   Executive Officer                                         and Chief Financial Officer, First Trust Advisors
  Suite 400                                          o  President and Chief       L.P. and First Trust Portfolios L.P.; Chief
Wheaton, IL 60187                                       Executive Officer         Financial Officer, BondWave LLC (Software
D.O.B.: 11/57                                           Since January 2012        Development Company/Investment Advisor) and
                                                                                  Stonebridge Advisors LLC (Investment Advisor)
                                                     o  Treasurer, Chief
                                                        Financial Officer and
                                                        Chief Accounting Officer
                                                        From Registrant Inception
                                                        to January 2012

James M. Dykas          Treasurer, Chief Financial   o  Indefinite Term           Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,   Officer and Chief                                         President (April 2007 to January 2011), Vice
  Suite 400             Accounting Officer           o  Treasurer, Chief          President (January 2005 to April 2007), First
Wheaton, IL 60187                                       Financial Officer and     Trust Advisors L.P. and First Trust Portfolios
D.O.B.: 01/66                                           Chief Accounting Officer  L.P.
                                                        Since January 2012

                                                     o  Assistant Treasurer from
                                                        December 2005 to
                                                        January 2012

W. Scott Jardine        Secretary and Chief          o  Indefinite Term           General Counsel, First Trust Advisors L.P., First
120 E. Liberty Drive,   Legal Officer                                             Trust Portfolios L.P. and BondWave LLC
  Suite 400                                          o  Since Inception           (Software Development Company/Investment
Wheaton, IL 60187                                                                 Advisor): Secretary of Stonebridge Advisors LLC
D.O.B.: 05/60                                                                     (Investment Advisor)

Daniel J. Lindquist     Vice President               o  Indefinite Term           Senior Vice President (September 2005 to
120 E. Liberty Drive,                                                             Present), First Trust Advisors L.P. and First
  Suite 400                                          o  Since December 2005       Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 02/70

Kristi A. Maher         Assistant Secretary and      o  Indefinite Term           Deputy General Counsel (May 2007 to Present),
120 E. Liberty Drive,   Chief Compliance Officer                                  Assistant General Counsel (March 2004 to May
  Suite 400                                          o  Assistant Secretary       2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                       Since July 2004           Portfolios L.P.
D.O.B.: 12/66
                                                     o  Chief Compliance Officer
                                                        Since January 2011

Roger F. Testin         Vice President               o  Indefinite Term           Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                             and First Trust Portfolios L.P.
   Suite 400                                         o  Since September 2001
Wheaton, IL 60187
D.O.B.: 06/66

------------------------

(2) Officers of the Registrant have an indefinite term. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         DECEMBER 31, 2012 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required by law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

PRIVACY ONLINE

We allow third-party companies, including AddThis (a social media sharing service), to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at (800) 621-1675 (First Trust Portfolios) or (800) 222-6822 (First Trust Advisors).

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

      (e)   Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $136,000.00 for 2011 and $136,000.00 for 2012.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 for 2011 and $0 for 2012.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2011 and $0 for 2012.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 for 2011 and $0 for 2012.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for 2011 and $0 for 2012.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2011 and $0 for 2012.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2011 and $0 for 2012.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

(e)(2) The percentage of services described in each of paragraphs (b) through
       (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                          (b)  0%

                          (c)  0%

                          (d)  0%

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for 2011 were $0 for the registrant, $6,200.00 for the registrant's investment adviser and $59,063 for the registrant's distributor and for 2012 were $0 for the registrant, $4,120 for the registrant's investment adviser and $65,135 for the registrant's distributor.

   (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 First Defined Portfolio Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  February 12, 2013
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  February 12, 2013
     --------------------

By (Signature and Title)*  /s/ James M. Dykas
                          ------------------------------------------------------
                          James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date  February 12, 2013
     --------------------

* Print the name and title of each signing officer under his or her signature.